FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA CC

Years Ended December 31, 2021 and 2020

Transamerica Life Insurance Company

Separate Account VA CC

Financial Statements

Years Ended December 31, 2021 and 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA CC

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA CC indicated in the table below as of December 31, 2021, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA CC as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

AB Global Thematic Growth Class B Shares	T. Rowe Price All-Cap Opportunities
AB Large Cap Growth Class B Shares	T. Rowe Price Equity Income Service Class
Allspring VT Discovery Class 2 Shares	T. Rowe Price International Stock
BNY Mellon Sustainable U.S. Equity Initial Shares	TA Aegon Sustainable Equity Income Initial Class
BNY Mellon Sustainable U.S. Equity Service Shares	TA BlackRock Global Real Estate Securities Initial Class
BNY Mellon VIF Appreciation Service Shares	TA BlackRock Government Money Market Initial Class
BNY Mellon VIF Growth and Income Initial Shares	TA International Focus Initial Class
Calvert VP EAFE International Index Class I Shares	TA Janus Mid-Cap Growth Initial Class
Calvert VP SRI Balanced	TA JPMorgan Asset Allocation - Conservative Initial Class
Calvert VP SRI Mid Cap	TA JPMorgan Asset Allocation - Growth Initial Class
Columbia - Mid Cap Growth Class 2 Shares	TA JPMorgan Asset Allocation - Moderate Initial Class
Columbia - Seligman Global Technology Class 2 Shares	TA JPMorgan Asset Allocation - Moderate Growth Initial Class
Columbia - Small Company Growth Class 1 Shares	TA JPMorgan Enhanced Index Initial Class
DFA VA Global Bond	TA Managed Risk - Balanced ETF Initial Class
DFA VA International Small	TA Managed Risk - Growth ETF Initial Class
DFA VA International Value	TA Morgan Stanley Capital Growth Initial Class
DFA VA Short-Term Fixed	TA Multi-Managed Balanced Initial Class
DFA VA U.S. Large Value	TA PIMCO Total Return Initial Class
DFA VA U.S. Targeted Value	TA Small/Mid Cap Value Initial Class
Federated Hermes Fund for U.S. Government Securities II	TA T. Rowe Price Small Cap Initial Class
Federated Hermes Government Money II Service Shares	TA TS&W International Equity Initial Class
Federated Hermes High Income Bond II Primary Shares	TA WMC US Growth Initial Class
Federated Hermes Managed Volatility II Primary Shares	Vanguard® Equity Index
Fidelity® VIP Asset Manager Initial Class	Vanguard® International
Fidelity® VIP Contrafund® Initial Class	Vanguard® Mid-Cap Index
Fidelity® VIP Equity-Income Initial Class	Vanguard® Real Estate Index
Fidelity® VIP Government Money Market Initial Class	Vanguard® Short-Term Investment Grade
Fidelity® VIP Growth Initial Class	Vanguard® Total Bond Market Index
Fidelity® VIP Mid Cap Initial Class	Wanger International
Fidelity® VIP Value Strategies Initial Class	Wanger USA
NVIT Emerging Markets Class D Shares

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA CC based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA CC in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2022

We have served as the auditor of one or more of the subaccounts of Separate Account VA CC since 2014.

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Global Thematic Growth Class B Shares	6.294	$248	$276	$9	$285	123	$2.318881	$24.782269
AB Large Cap Growth Class B Shares	3,488.090	188,497	298,825	56	298,881	53,616	4.608477	28.350675
Allspring VT Discovery Class 2 Shares	-	-	-	-	-	-	137.331990	161.490795
BNY Mellon Sustainable U.S. Equity Initial Shares	64,505.584	2,435,028	3,746,484	-	3,746,484	42,438	76.341817	94.580933
BNY Mellon Sustainable U.S. Equity Service Shares	0.052	1	3	(3)	-	-	3.139793	20.843556
BNY Mellon VIF Appreciation Service Shares	1,205.538	42,659	63,845	(7)	63,838	14,490	3.822598	22.723075
BNY Mellon VIF Growth and Income Initial Shares	36,992.436	1,039,710	1,538,145	(3)	1,538,142	16,302	91.600574	110.899886
Calvert VP EAFE International Index Class I Shares	15,041.268	1,140,227	1,536,014	11	1,536,025	906,904	1.630340	1.747305
Calvert VP SRI Balanced	1,166,388.684	2,407,396	3,242,561	1	3,242,562	56,086	54.694645	64.927281
Calvert VP SRI Mid Cap	155,201.600	4,939,560	5,815,404	17	5,815,421	69,717	75.537914	89.614004
Columbia - Mid Cap Growth Class 2 Shares	4,114.938	73,813	209,656	-	209,656	64,702	2.930140	22.223175
Columbia - Seligman Global Technology Class 2 Shares	12,978.336	267,142	450,738	4	450,742	47,729	7.128814	34.826758
Columbia - Small Company Growth Class 1 Shares	78,131.111	1,615,384	1,905,618	(37)	1,905,581	249,547	5.232845	77.322094
DFA VA Global Bond	4,571,014.279	48,798,763	47,721,389	41	47,721,430	27,867,842	1.266364	26.777969
DFA VA International Small	2,299,883.980	27,617,857	31,416,415	125	31,416,540	6,313,609	2.759380	52.997492
DFA VA International Value	2,533,353.052	29,389,448	33,820,263	64	33,820,327	10,985,692	1.403189	41.095140
DFA VA Short-Term Fixed	3,963,805.247	40,528,225	40,351,537	(4)	40,351,533	29,717,141	0.893413	16.238060
DFA VA U.S. Large Value	2,181,346.610	51,878,011	72,246,200	67	72,246,267	15,029,614	3.013848	101.485733
DFA VA U.S. Targeted Value	2,040,428.411	35,486,772	48,092,898	(12)	48,092,886	8,651,371	3.109051	132.639235
Federated Hermes Fund for U.S. Government Securities II	209,331.606	2,266,509	2,241,942	(45)	2,241,897	1,063,865	1.435792	24.647223
Federated Hermes Government Money II Service Shares	5,852,341.109	5,852,341	5,852,341	(22)	5,852,319	4,782,330	0.855205	14.480311
Federated Hermes High Income Bond II Primary Shares	756,980.872	4,766,923	4,837,108	10	4,837,118	1,293,566	2.875419	44.402240
Federated Hermes Managed Volatility II Primary Shares	253,515.467	2,597,473	3,270,350	(5)	3,270,345	1,045,870	2.052925	42.047464
Fidelity® VIP Asset Manager Initial Class	32,072.207	494,308	587,884	(3)	587,881	13,440	43.210543	51.812307
Fidelity® VIP Contrafund® Initial Class	156,750.405	5,842,920	8,519,385	(93)	8,519,292	1,891,613	3.964020	22.637195
Fidelity® VIP Equity-Income Initial Class	53,061.082	1,159,819	1,387,547	(1)	1,387,546	19,334	70.879875	84.611225
Fidelity® VIP Government Money Market Initial Class	4,752,629.270	4,752,629	4,752,629	(40)	4,752,589	318,992	13.047704	15.330086
Fidelity® VIP Growth Initial Class	26,981.120	1,970,763	2,763,676	2	2,763,678	20,589	131.902472	162.675774
Fidelity® VIP Mid Cap Initial Class	32,737.595	1,092,956	1,347,807	4	1,347,811	234,293	4.863688	17.086120
Fidelity® VIP Value Strategies Initial Class	76,672.107	1,003,660	1,257,423	13	1,257,436	313,386	3.471053	17.366668
NVIT Emerging Markets Class D Shares	83,390.703	866,086	1,124,941	(1)	1,124,940	79,583	13.126182	14.222715
T. Rowe Price All-Cap Opportunities	51,723.620	1,549,285	2,000,670	4	2,000,674	13,890	143.193937	165.205227
T. Rowe Price Equity Income Service Class	43,214.752	1,196,181	1,299,468	(2)	1,299,466	15,793	81.128847	97.235595
T. Rowe Price International Stock	25,622.082	373,153	410,210	(1)	410,209	14,871	27.515051	32.833068
TA Aegon Sustainable Equity Income Initial Class	106,574.182	2,015,514	2,249,781	(3)	2,249,778	849,774	2.460864	13.116322
TA BlackRock Global Real Estate Securities Initial Class	147,922.551	1,740,815	1,948,140	2	1,948,142	388,906	3.651957	61.733337
TA BlackRock Government Money Market Initial Class	2,323,108.940	2,323,109	2,323,109	(6)	2,323,103	2,398,216	0.927531	0.974728
TA International Focus Initial Class	67,450.836	601,376	726,446	5	726,451	228,655	2.657755	16.459759
TA Janus Mid-Cap Growth Initial Class	16,069.512	552,618	715,575	17	715,592	180,236	3.119750	21.940052
TA JPMorgan Asset Allocation - Conservative Initial Class	125,578.608	1,350,250	1,444,154	16	1,444,170	594,517	2.166744	13.328537
TA JPMorgan Asset Allocation - Growth Initial Class	204,079.381	2,539,367	3,204,046	45	3,204,091	802,493	3.393176	19.122448
TA JPMorgan Asset Allocation - Moderate Initial Class	130,697.515	1,534,912	1,785,328	(10)	1,785,318	638,777	2.497519	14.433035

See Accompanying Notes.	2

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	130,688.367	$1,585,645	$1,891,061	$(38)	$1,891,023	573,404	$2.842726	$15.957939
TA JPMorgan Enhanced Index Initial Class	117,652.501	2,423,609	3,255,445	23	3,255,468	316,410	3.961394	60.397045
TA Managed Risk - Balanced ETF Initial Class	30,743.397	361,968	415,958	(8)	415,950	218,862	1.651251	13.209819
TA Managed Risk - Growth ETF Initial Class	31,156.278	334,436	367,956	(2)	367,954	179,125	1.817761	14.382761
TA Morgan Stanley Capital Growth Initial Class	1,743.728	38,056	50,969	(16)	50,953	6,063	7.780613	36.924132
TA Multi-Managed Balanced Initial Class	101,939.749	1,469,599	1,904,235	(31)	1,904,204	612,087	2.852575	16.531405
TA PIMCO Total Return Initial Class	1,327,720.073	15,223,439	14,711,138	108	14,711,246	7,283,721	1.739913	11.123925
TA Small/Mid Cap Value Initial Class	112,451.689	2,162,320	2,747,195	59	2,747,254	287,390	3.368737	117.051927
TA T. Rowe Price Small Cap Initial Class	332,960.667	5,419,255	6,329,582	99	6,329,681	1,327,467	4.160729	18.761439
TA TS&W International Equity Initial Class	48,229.436	637,794	773,600	(12)	773,588	210,498	2.078223	24.119991
TA WMC US Growth Initial Class	242,776.049	8,132,940	11,036,599	(8)	11,036,591	1,752,579	4.588767	27.010324
Vanguard® Equity Index	955,790.077	40,463,732	62,575,576	21	62,575,597	11,412,047	4.650355	20.954764
Vanguard® International	478,148.502	13,499,895	18,982,496	15	18,982,511	6,831,636	2.415848	23.337265
Vanguard® Mid-Cap Index	620,661.453	13,127,336	18,297,100	(47)	18,297,053	2,976,111	5.260915	18.719466
Vanguard® Real Estate Index	1,162,456.473	14,245,446	19,250,279	(183)	19,250,096	3,423,345	5.116858	15.908943
Vanguard® Short-Term Investment Grade	2,770,593.337	29,500,822	29,866,996	(66)	29,866,930	18,438,884	1.391974	10.487174
Vanguard® Total Bond Market Index	3,503,674.530	42,146,019	42,814,903	3	42,814,906	22,869,040	1.623259	10.921515
Wanger International	113,869.380	2,957,486	3,714,419	(5)	3,714,414	604,191	1.986699	136.981568
Wanger USA	163,352.253	3,733,129	4,204,687	77	4,204,764	526,134	5.308657	155.805065

See Accompanying Notes.	3

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	AB Global Thematic Growth Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	Allspring VT Discovery Class 2 Shares Subaccount	BNY Mellon Sustainable U.S. Equity Initial Shares Subaccount	BNY Mellon Sustainable U.S. Equity Service Shares Subaccount

Net Assets as of December 31, 2019:	$21,429	$179,112	$-	$2,399,073	$-

Investment Income:
Reinvested Dividends	105	-	-	26,723	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	205	1,327	-	24,513	-

Net Investment Income (Loss)	(100)	(1,327)	-	2,210	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,208	16,389	-	28,999	-
Realized Gain (Loss) on Investments	4,260	361	-	29,419	-

Net Realized Capital Gains (Losses) on Investments	6,468	16,750	-	58,418	-
Net Change in Unrealized Appreciation (Depreciation)	524	45,432	-	469,157	-

Net Gain (Loss) on Investment	6,992	62,182	-	527,575	-

Net Increase (Decrease) in Net Assets Resulting from Operations	6,892	60,855	-	529,785	-

Increase (Decrease) in Net Assets from Contract Transactions	(6,223)	(2,152)	-	(75,097)	-

Total Increase (Decrease) in Net Assets	669	58,703	-	454,688	-

Net Assets as of December 31, 2020:	$22,098	$237,815	$-	$2,853,761	$-

Investment Income:
Reinvested Dividends	-	-	-	25,787	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	132	1,777	-	33,133	-

Net Investment Income (Loss)	(132)	(1,777)	-	(7,346)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,252	19,670	-	75,824	-
Realized Gain (Loss) on Investments	14,070	2,469	-	98,085	-

Net Realized Capital Gains (Losses) on Investments	15,322	22,139	-	173,909	-
Net Change in Unrealized Appreciation (Depreciation)	(13,146)	45,386	-	607,002	1

Net Gain (Loss) on Investment	2,176	67,525	-	780,911	1

Net Increase (Decrease) in Net Assets Resulting from Operations	2,044	65,748	-	773,565	1

Increase (Decrease) in Net Assets from Contract Transactions	(23,857)	(4,682)	-	119,158	(1)

Total Increase (Decrease) in Net Assets	(21,813)	61,066	-	892,723	-

Net Assets as of December 31, 2021:	$285	$298,881	$-	$3,746,484	$-

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	BNY Mellon VIF Appreciation Service Shares Subaccount	BNY Mellon VIF Growth and Income Initial Shares Subaccount	Calvert VP EAFE International Index Class I Shares Subaccount	Calvert VP SRI Balanced Subaccount	Calvert VP SRI Mid Cap Subaccount

Net Assets as of December 31, 2019:	$44,723	$1,162,656	$1,467,088	$3,113,543	$5,248,573

Investment Income:
Reinvested Dividends	249	8,424	43,398	44,513	21,487
Investment Expense:
Mortality and Expense Risk and Administrative Charges	408	14,137	13,856	35,662	50,168

Net Investment Income (Loss)	(159)	(5,713)	29,542	8,851	(28,681)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,767	78,221	-	91,854	360,240
Realized Gain (Loss) on Investments	1,413	65,652	7,975	74,914	(10,470)

Net Realized Capital Gains (Losses) on Investments	5,180	143,873	7,975	166,768	349,770
Net Change in Unrealized Appreciation (Depreciation)	4,566	111,267	38,578	211,554	207,943

Net Gain (Loss) on Investment	9,746	255,140	46,553	378,322	557,713

Net Increase (Decrease) in Net Assets Resulting from Operations	9,587	249,427	76,095	387,173	529,032

Increase (Decrease) in Net Assets from Contract Transactions	(3,509)	(100,165)	(89,866)	(319,262)	(193,075)

Total Increase (Decrease) in Net Assets	6,078	149,262	(13,771)	67,911	335,957

Net Assets as of December 31, 2020:	$50,801	$1,311,918	$1,453,317	$3,181,454	$5,584,530

Investment Income:
Reinvested Dividends	115	6,917	27,017	37,566	11,217
Investment Expense:
Mortality and Expense Risk and Administrative Charges	505	18,979	16,122	39,067	58,783

Net Investment Income (Loss)	(390)	(12,062)	10,895	(1,501)	(47,566)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,335	94,624	-	96,949	241,838
Realized Gain (Loss) on Investments	227	65,294	21,924	132,371	72,292

Net Realized Capital Gains (Losses) on Investments	5,562	159,918	21,924	229,320	314,130
Net Change in Unrealized Appreciation (Depreciation)	7,866	162,330	105,742	193,599	469,227

Net Gain (Loss) on Investment	13,428	322,248	127,666	422,919	783,357

Net Increase (Decrease) in Net Assets Resulting from Operations	13,038	310,186	138,561	421,418	735,791

Increase (Decrease) in Net Assets from Contract Transactions	(1)	(83,962)	(55,853)	(360,310)	(504,900)

Total Increase (Decrease) in Net Assets	13,037	226,224	82,708	61,108	230,891

Net Assets as of December 31, 2021:	$63,838	$1,538,142	$1,536,025	$3,242,562	$5,815,421

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Columbia - Mid Cap Growth Class 2 Shares Subaccount	Columbia - Seligman Global Technology Class 2 Shares Subaccount	Columbia - Small Company Growth Class 1 Shares Subaccount	DFA VA Global Bond Subaccount	DFA VA International Small Subaccount

Net Assets as of December 31, 2019:	$193,919	$231,303	$1,645,574	$55,404,885	$32,934,967

Investment Income:
Reinvested Dividends	-	-	-	13,688	588,711
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,409	2,232	13,048	330,630	178,883

Net Investment Income (Loss)	(1,409)	(2,232)	(13,048)	(316,942)	409,828

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	21,058	39,542	-	518,544
Realized Gain (Loss) on Investments	22,107	299	182,415	(245,493)	(26,079)

Net Realized Capital Gains (Losses) on Investments	22,107	21,357	221,957	(245,493)	492,465
Net Change in Unrealized Appreciation (Depreciation)	45,373	83,379	980,488	983,288	1,527,524

Net Gain (Loss) on Investment	67,480	104,736	1,202,445	737,795	2,019,989

Net Increase (Decrease) in Net Assets Resulting from Operations	66,071	102,504	1,189,397	420,853	2,429,817

Increase (Decrease) in Net Assets from Contract Transactions	(23,768)	(1,231)	(175,544)	(4,870,728)	(3,688,274)

Total Increase (Decrease) in Net Assets	42,303	101,273	1,013,853	(4,449,875)	(1,258,457)

Net Assets as of December 31, 2020:	$236,222	$332,576	$2,659,427	$50,955,010	$31,676,510

Investment Income:
Reinvested Dividends	-	1,111	-	359,890	801,256
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,487	3,504	16,341	315,379	205,106

Net Investment Income (Loss)	(1,487)	(2,393)	(16,341)	44,511	596,150

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	44,644	391,212	4,723	2,161,093
Realized Gain (Loss) on Investments	41,273	3,820	351,903	(146,071)	1,043,271

Net Realized Capital Gains (Losses) on Investments	41,273	48,464	743,115	(141,348)	3,204,364
Net Change in Unrealized Appreciation (Depreciation)	(7,664)	77,991	(776,606)	(726,726)	391,883

Net Gain (Loss) on Investment	33,609	126,455	(33,491)	(868,074)	3,596,247

Net Increase (Decrease) in Net Assets Resulting from Operations	32,122	124,062	(49,832)	(823,563)	4,192,397

Increase (Decrease) in Net Assets from Contract Transactions	(58,688)	(5,896)	(704,014)	(2,410,017)	(4,452,367)

Total Increase (Decrease) in Net Assets	(26,566)	118,166	(753,846)	(3,233,580)	(259,970)

Net Assets as of December 31, 2021:	$209,656	$450,742	$1,905,581	$47,721,430	$31,416,540

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	DFA VA International Value Subaccount	DFA VA Short-Term Fixed Subaccount	DFA VA U.S. Large Value Subaccount	DFA VA U.S. Targeted Value Subaccount	Federated Hermes Fund for U.S. Government Securities II Subaccount

Net Assets as of December 31, 2019:	$36,569,767	$47,426,386	$81,185,768	$47,511,991	$2,917,100

Investment Income:
Reinvested Dividends	743,305	255,167	1,510,198	686,124	72,484
Investment Expense:
Mortality and Expense Risk and Administrative Charges	190,199	284,450	415,511	240,843	21,779

Net Investment Income (Loss)	553,106	(29,283)	1,094,687	445,281	50,705

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	(254,039)	7,402	2,347,059	(455,837)	31,014

Net Realized Capital Gains (Losses) on Investments	(254,039)	7,402	2,347,059	(455,837)	31,014
Net Change in Unrealized Appreciation (Depreciation)	(1,018,783)	7,305	(4,595,705)	1,756,565	55,665

Net Gain (Loss) on Investment	(1,272,822)	14,707	(2,248,646)	1,300,728	86,679

Net Increase (Decrease) in Net Assets Resulting from Operations	(719,716)	(14,576)	(1,153,959)	1,746,009	137,384

Increase (Decrease) in Net Assets from Contract Transactions	(2,103,531)	(4,409,651)	(6,986,573)	(4,328,476)	281,426

Total Increase (Decrease) in Net Assets	(2,823,247)	(4,424,227)	(8,140,532)	(2,582,467)	418,810

Net Assets as of December 31, 2020:	$33,746,520	$43,002,159	$73,045,236	$44,929,524	$3,335,910

Investment Income:
Reinvested Dividends	1,324,703	2,580	1,201,579	648,607	62,705
Investment Expense:
Mortality and Expense Risk and Administrative Charges	219,584	271,389	456,016	309,018	17,502

Net Investment Income (Loss)	1,105,119	(268,809)	745,563	339,589	45,203

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	3,257,551	-
Realized Gain (Loss) on Investments	734,044	(14,798)	5,620,082	3,485,121	4,993

Net Realized Capital Gains (Losses) on Investments	734,044	(14,798)	5,620,082	6,742,672	4,993
Net Change in Unrealized Appreciation (Depreciation)	3,749,750	(65,039)	11,049,910	8,908,220	(129,436)

Net Gain (Loss) on Investment	4,483,794	(79,837)	16,669,992	15,650,892	(124,443)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,588,913	(348,646)	17,415,555	15,990,481	(79,240)

Increase (Decrease) in Net Assets from Contract Transactions	(5,515,106)	(2,301,980)	(18,214,524)	(12,827,119)	(1,014,773)

Total Increase (Decrease) in Net Assets	73,807	(2,650,626)	(798,969)	3,163,362	(1,094,013)

Net Assets as of December 31, 2021:	$33,820,327	$40,351,533	$72,246,267	$48,092,886	$2,241,897

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Federated Hermes Government Money II Service Shares Subaccount	Federated Hermes High Income Bond II Primary Shares Subaccount	Federated Hermes Managed Volatility II Primary Shares Subaccount	Fidelity® VIP Asset Manager Initial Class Subaccount	Fidelity® VIP Contrafund® Initial Class Subaccount

Net Assets as of December 31, 2019:	$7,367,495	$5,495,361	$2,935,662	$496,538	$7,055,159

Investment Income:
Reinvested Dividends	14,766	274,626	69,424	7,579	17,531
Investment Expense:
Mortality and Expense Risk and Administrative Charges	52,599	33,131	23,959	6,680	54,670

Net Investment Income (Loss)	(37,833)	241,495	45,465	899	(37,139)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	6,611	36,596
Realized Gain (Loss) on Investments	-	(56,900)	(1,200)	868	332,071

Net Realized Capital Gains (Losses) on Investments	-	(56,900)	(1,200)	7,479	368,667
Net Change in Unrealized Appreciation (Depreciation)	-	2,769	(47,768)	55,688	1,488,442

Net Gain (Loss) on Investment	-	(54,131)	(48,968)	63,167	1,857,109

Net Increase (Decrease) in Net Assets Resulting from Operations	(37,833)	187,364	(3,503)	64,066	1,819,970

Increase (Decrease) in Net Assets from Contract Transactions	(829,739)	(1,072,186)	(27,183)	(8,837)	(1,071,037)

Total Increase (Decrease) in Net Assets	(867,572)	(884,822)	(30,686)	55,229	748,933

Net Assets as of December 31, 2020:	$6,499,923	$4,610,539	$2,904,976	$551,767	$7,804,092

Investment Income:
Reinvested Dividends	102	228,559	55,708	9,359	5,252
Investment Expense:
Mortality and Expense Risk and Administrative Charges	43,539	33,590	27,643	7,718	63,914

Net Investment Income (Loss)	(43,437)	194,969	28,065	1,641	(58,662)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	3,202	1,006,375
Realized Gain (Loss) on Investments	-	(47,887)	38,767	4,962	647,494

Net Realized Capital Gains (Losses) on Investments	-	(47,887)	38,767	8,164	1,653,869
Net Change in Unrealized Appreciation (Depreciation)	-	38,694	432,302	36,255	371,503

Net Gain (Loss) on Investment	-	(9,193)	471,069	44,419	2,025,372

Net Increase (Decrease) in Net Assets Resulting from Operations	(43,437)	185,776	499,134	46,060	1,966,710

Increase (Decrease) in Net Assets from Contract Transactions	(604,167)	40,803	(133,765)	(9,946)	(1,251,510)

Total Increase (Decrease) in Net Assets	(647,604)	226,579	365,369	36,114	715,200

Net Assets as of December 31, 2021:	$5,852,319	$4,837,118	$3,270,345	$587,881	$8,519,292

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Fidelity® VIP Equity-Income Initial Class Subaccount	Fidelity® VIP Government Money Market Initial Class Subaccount	Fidelity® VIP Growth Initial Class Subaccount	Fidelity® VIP Mid Cap Initial Class Subaccount	Fidelity® VIP Value Strategies Initial Class Subaccount

Net Assets as of December 31, 2019:	$1,283,642	$1,061,582	$1,687,443	$1,393,530	$1,258,986

Investment Income:
Reinvested Dividends	19,613	3,530	1,379	9,012	13,888
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,983	14,285	24,977	8,708	8,079

Net Investment Income (Loss)	4,630	(10,755)	(23,598)	304	5,809

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	53,381	-	176,018	-	58,953
Realized Gain (Loss) on Investments	(16,417)	-	36,072	(7,184)	(69,936)

Net Realized Capital Gains (Losses) on Investments	36,964	-	212,090	(7,184)	(10,983)
Net Change in Unrealized Appreciation (Depreciation)	2,087	-	497,200	298,289	87,270

Net Gain (Loss) on Investment	39,051	-	709,290	291,105	76,287

Net Increase (Decrease) in Net Assets Resulting from Operations	43,681	(10,755)	685,692	291,409	82,096

Increase (Decrease) in Net Assets from Contract Transactions	(138,262)	194,979	(75,526)	29,619	(110,867)

Total Increase (Decrease) in Net Assets	(94,581)	184,224	610,166	321,028	(28,771)

Net Assets as of December 31, 2020:	$1,189,061	$1,245,806	$2,297,609	$1,714,558	$1,230,215

Investment Income:
Reinvested Dividends	24,921	443	-	7,759	18,453
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,884	40,052	34,157	9,999	9,713

Net Investment Income (Loss)	7,037	(39,609)	(34,157)	(2,240)	8,740

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	145,955	-	526,575	203,779	98,982
Realized Gain (Loss) on Investments	16,156	-	31,161	175,154	82,450

Net Realized Capital Gains (Losses) on Investments	162,111	-	557,736	378,933	181,432
Net Change in Unrealized Appreciation (Depreciation)	102,754	-	(30,035)	(8,219)	185,135

Net Gain (Loss) on Investment	264,865	-	527,701	370,714	366,567

Net Increase (Decrease) in Net Assets Resulting from Operations	271,902	(39,609)	493,544	368,474	375,307

Increase (Decrease) in Net Assets from Contract Transactions	(73,417)	3,546,392	(27,475)	(735,221)	(348,086)

Total Increase (Decrease) in Net Assets	198,485	3,506,783	466,069	(366,747)	27,221

Net Assets as of December 31, 2021:	$1,387,546	$4,752,589	$2,763,678	$1,347,811	$1,257,436

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	NVIT Emerging Markets Class D Shares Subaccount	T. Rowe Price All-Cap Opportunities Subaccount	T. Rowe Price Equity Income Service Class Subaccount	T. Rowe Price International Stock Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount

Net Assets as of December 31, 2019:	$1,601,189	$1,459,877	$1,251,363	$463,461	$2,438,100

Investment Income:
Reinvested Dividends	20,173	-	23,931	2,349	58,967
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,277	20,607	13,731	5,587	18,972

Net Investment Income (Loss)	11,896	(20,607)	10,200	(3,238)	39,995

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	272,947	24,587	18,272	238,279
Realized Gain (Loss) on Investments	74,144	77,369	(24,437)	1,316	(74,014)

Net Realized Capital Gains (Losses) on Investments	74,144	350,316	150	19,588	164,265
Net Change in Unrealized Appreciation (Depreciation)	56,517	210,115	(34,063)	31,048	(391,213)

Net Gain (Loss) on Investment	130,661	560,431	(33,913)	50,636	(226,948)

Net Increase (Decrease) in Net Assets Resulting from Operations	142,557	539,824	(23,713)	47,398	(186,953)

Increase (Decrease) in Net Assets from Contract Transactions	(334,530)	(172,670)	(81,582)	(53,690)	(177,424)

Total Increase (Decrease) in Net Assets	(191,973)	367,154	(105,295)	(6,292)	(364,377)

Net Assets as of December 31, 2020:	$1,409,216	$1,827,031	$1,146,068	$457,169	$2,073,723

Investment Income:
Reinvested Dividends	12,091	-	19,427	2,491	45,547
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,763	26,083	16,659	5,984	21,084

Net Investment Income (Loss)	3,328	(26,083)	2,768	(3,493)	24,463

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	372,711	90,353	27,522	-
Realized Gain (Loss) on Investments	68,627	72,187	3,396	11,286	(10,806)

Net Realized Capital Gains (Losses) on Investments	68,627	444,898	93,749	38,808	(10,806)
Net Change in Unrealized Appreciation (Depreciation)	(167,509)	(86,843)	161,001	(33,889)	397,427

Net Gain (Loss) on Investment	(98,882)	358,055	254,750	4,919	386,621

Net Increase (Decrease) in Net Assets Resulting from Operations	(95,554)	331,972	257,518	1,426	411,084

Increase (Decrease) in Net Assets from Contract Transactions	(188,722)	(158,329)	(104,120)	(48,386)	(235,029)

Total Increase (Decrease) in Net Assets	(284,276)	173,643	153,398	(46,960)	176,055

Net Assets as of December 31, 2021:	$1,124,940	$2,000,674	$1,299,466	$410,209	$2,249,778

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA BlackRock Global Real Estate Securities Initial Class Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA International Focus Initial Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Conservative Initial Class Subaccount

Net Assets as of December 31, 2019:	$1,919,460	$2,547,526	$525,553	$832,121	$1,169,242

Investment Income:
Reinvested Dividends	198,293	6,864	10,855	1,598	32,006
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,579	22,064	3,909	5,879	8,633

Net Investment Income (Loss)	187,714	(15,200)	6,946	(4,281)	23,373

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	117,657	-	-	57,227	31,605
Realized Gain (Loss) on Investments	(37,479)	-	7,228	15,564	5,151

Net Realized Capital Gains (Losses) on Investments	80,178	-	7,228	72,791	36,756
Net Change in Unrealized Appreciation (Depreciation)	(324,242)	-	82,544	25,326	66,979

Net Gain (Loss) on Investment	(244,064)	-	89,772	98,117	103,735

Net Increase (Decrease) in Net Assets Resulting from Operations	(56,350)	(15,200)	96,718	93,836	127,108

Increase (Decrease) in Net Assets from Contract Transactions	(216,604)	602,919	(9,521)	(126,724)	(130,444)

Total Increase (Decrease) in Net Assets	(272,954)	587,719	87,197	(32,888)	(3,336)

Net Assets as of December 31, 2020:	$1,646,506	$3,135,245	$612,750	$799,233	$1,165,906

Investment Income:
Reinvested Dividends	46,106	86	9,585	1,771	35,921
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,051	22,801	5,381	6,240	9,526

Net Investment Income (Loss)	34,055	(22,715)	4,204	(4,469)	26,395

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	91,870	22,993
Realized Gain (Loss) on Investments	(5,902)	-	21,403	77,924	13,725

Net Realized Capital Gains (Losses) on Investments	(5,902)	-	21,403	169,794	36,718
Net Change in Unrealized Appreciation (Depreciation)	380,035	-	37,593	(49,219)	4,872

Net Gain (Loss) on Investment	374,133	-	58,996	120,575	41,590

Net Increase (Decrease) in Net Assets Resulting from Operations	408,188	(22,715)	63,200	116,106	67,985

Increase (Decrease) in Net Assets from Contract Transactions	(106,552)	(789,427)	50,501	(199,747)	210,279

Total Increase (Decrease) in Net Assets	301,636	(812,142)	113,701	(83,641)	278,264

Net Assets as of December 31, 2021:	$1,948,142	$2,323,103	$726,451	$715,592	$1,444,170

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA JPMorgan Asset Allocation - Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount	TA Managed Risk - Balanced ETF Initial Class Subaccount

Net Assets as of December 31, 2019:	$2,306,445	$1,613,674	$2,024,821	$3,235,558	$464,598

Investment Income:
Reinvested Dividends	37,899	33,519	39,551	41,586	10,553
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,318	14,416	12,650	20,832	2,395

Net Investment Income (Loss)	21,581	19,103	26,901	20,754	8,158

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	177,866	46,220	99,762	229,670	5,759
Realized Gain (Loss) on Investments	(44,953)	(737)	31,610	188,063	1,287

Net Realized Capital Gains (Losses) on Investments	132,913	45,483	131,372	417,733	7,046
Net Change in Unrealized Appreciation (Depreciation)	407,647	119,164	104,254	107,523	(2,552)

Net Gain (Loss) on Investment	540,560	164,647	235,626	525,256	4,494

Net Increase (Decrease) in Net Assets Resulting from Operations	562,141	183,750	262,527	546,010	12,652

Increase (Decrease) in Net Assets from Contract Transactions	(105,814)	107,541	(534,138)	(692,481)	(90,302)

Total Increase (Decrease) in Net Assets	456,327	291,291	(271,611)	(146,471)	(77,650)

Net Assets as of December 31, 2020:	$2,762,772	$1,904,965	$1,753,210	$3,089,087	$386,948

Investment Income:
Reinvested Dividends	51,317	39,068	39,890	23,484	5,433
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,250	17,864	12,358	22,004	2,216

Net Investment Income (Loss)	29,067	21,204	27,532	1,480	3,217

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	187,465	13,068	45,787	342,534	17,983
Realized Gain (Loss) on Investments	17,739	47,062	19,807	234,583	1,371

Net Realized Capital Gains (Losses) on Investments	205,204	60,130	65,594	577,117	19,354
Net Change in Unrealized Appreciation (Depreciation)	279,221	75,702	134,072	214,511	11,590

Net Gain (Loss) on Investment	484,425	135,832	199,666	791,628	30,944

Net Increase (Decrease) in Net Assets Resulting from Operations	513,492	157,036	227,198	793,108	34,161

Increase (Decrease) in Net Assets from Contract Transactions	(72,173)	(276,683)	(89,385)	(626,727)	(5,159)

Total Increase (Decrease) in Net Assets	441,319	(119,647)	137,813	166,381	29,002

Net Assets as of December 31, 2021:	$3,204,091	$1,785,318	$1,891,023	$3,255,468	$415,950

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Managed Risk - Growth ETF Initial Class Subaccount	TA Morgan Stanley Capital Growth Initial Class Subaccount	TA Multi-Managed Balanced Initial Class Subaccount	TA PIMCO Total Return Initial Class Subaccount	TA Small/Mid Cap Value Initial Class Subaccount

Net Assets as of December 31, 2019:	$290,004	$82,504	$2,058,934	$19,120,662	$2,817,286

Investment Income:
Reinvested Dividends	4,869	-	29,376	749,782	25,686
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,648	1,165	15,815	122,732	16,206

Net Investment Income (Loss)	3,221	(1,165)	13,561	627,050	9,480

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,772	3,035	75,365	77,440	89,499
Realized Gain (Loss) on Investments	3,608	11,910	118,764	162,056	(79,839)

Net Realized Capital Gains (Losses) on Investments	9,380	14,945	194,129	239,496	9,660
Net Change in Unrealized Appreciation (Depreciation)	(3,094)	42,722	48,081	357,501	41,825

Net Gain (Loss) on Investment	6,286	57,667	242,210	596,997	51,485

Net Increase (Decrease) in Net Assets Resulting from Operations	9,507	56,502	255,771	1,224,047	60,965

Increase (Decrease) in Net Assets from Contract Transactions	29,456	(29,870)	(470,717)	(2,807,742)	(293,586)

Total Increase (Decrease) in Net Assets	38,963	26,632	(214,946)	(1,583,695)	(232,621)

Net Assets as of December 31, 2020:	$328,967	$109,136	$1,843,988	$17,536,967	$2,584,665

Investment Income:
Reinvested Dividends	3,969	-	21,573	240,586	17,442
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,432	952	15,786	107,629	20,442

Net Investment Income (Loss)	1,537	(952)	5,787	132,957	(3,000)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,625	14,745	101,324	950,816	-
Realized Gain (Loss) on Investments	1,155	38,495	56,826	30,535	57,879

Net Realized Capital Gains (Losses) on Investments	17,780	53,240	158,150	981,351	57,879
Net Change in Unrealized Appreciation (Depreciation)	24,828	(51,596)	116,018	(1,386,907)	618,006

Net Gain (Loss) on Investment	42,608	1,644	274,168	(405,556)	675,885

Net Increase (Decrease) in Net Assets Resulting from Operations	44,145	692	279,955	(272,599)	672,885

Increase (Decrease) in Net Assets from Contract Transactions	(5,158)	(58,875)	(219,739)	(2,553,122)	(510,296)

Total Increase (Decrease) in Net Assets	38,987	(58,183)	60,216	(2,825,721)	162,589

Net Assets as of December 31, 2021:	$367,954	$50,953	$1,904,204	$14,711,246	$2,747,254

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA T. Rowe Price Small Cap Initial Class Subaccount	TA TS&W International Equity Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount	Vanguard® Equity Index Subaccount	Vanguard® International Subaccount

Net Assets as of December 31, 2019:	$6,270,882	$822,843	$10,965,506	$57,101,058	$20,151,806

Investment Income:
Reinvested Dividends	-	21,946	11,616	917,326	253,738
Investment Expense:
Mortality and Expense Risk and Administrative Charges	38,679	5,466	74,846	341,670	124,343

Net Investment Income (Loss)	(38,679)	16,480	(63,230)	575,656	129,395

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	359,175	-	845,636	1,076,129	463,758
Realized Gain (Loss) on Investments	203,055	(6,067)	470,225	2,825,936	1,499,855

Net Realized Capital Gains (Losses) on Investments	562,230	(6,067)	1,315,861	3,902,065	1,963,613
Net Change in Unrealized Appreciation (Depreciation)	595,667	17,840	2,250,831	4,548,039	7,062,308

Net Gain (Loss) on Investment	1,157,897	11,773	3,566,692	8,450,104	9,025,921

Net Increase (Decrease) in Net Assets Resulting from Operations	1,119,218	28,253	3,503,462	9,025,760	9,155,316

Increase (Decrease) in Net Assets from Contract Transactions	(1,229,254)	(69,939)	(2,308,503)	(7,313,301)	(5,906,594)

Total Increase (Decrease) in Net Assets	(110,036)	(41,686)	1,194,959	1,712,459	3,248,722

Net Assets as of December 31, 2020:	$6,160,846	$781,157	$12,160,465	$58,813,517	$23,400,528

Investment Income:
Reinvested Dividends	-	15,190	8,615	781,321	58,545
Investment Expense:
Mortality and Expense Risk and Administrative Charges	45,418	6,460	80,104	385,404	132,263

Net Investment Income (Loss)	(45,418)	8,730	(71,489)	395,917	(73,718)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	626,926	-	1,592,406	2,334,322	1,472,081
Realized Gain (Loss) on Investments	202,152	27,411	1,224,286	4,880,982	2,423,427

Net Realized Capital Gains (Losses) on Investments	829,078	27,411	2,816,692	7,215,304	3,895,508
Net Change in Unrealized Appreciation (Depreciation)	(137,748)	61,253	(652,365)	7,092,965	(4,009,453)

Net Gain (Loss) on Investment	691,330	88,664	2,164,327	14,308,269	(113,945)

Net Increase (Decrease) in Net Assets Resulting from Operations	645,912	97,394	2,092,838	14,704,186	(187,663)

Increase (Decrease) in Net Assets from Contract Transactions	(477,077)	(104,963)	(3,216,712)	(10,942,106)	(4,230,354)

Total Increase (Decrease) in Net Assets	168,835	(7,569)	(1,123,874)	3,762,080	(4,418,017)

Net Assets as of December 31, 2021:	$6,329,681	$773,588	$11,036,591	$62,575,597	$18,982,511

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Vanguard® Mid-Cap Index Subaccount	Vanguard® Real Estate Index Subaccount	Vanguard® Short-Term Investment Grade Subaccount	Vanguard® Total Bond Market Index Subaccount	Wanger International Subaccount

Net Assets as of December 31, 2019:	$19,412,231	$18,741,090	$36,629,942	$46,486,867	$3,875,790

Investment Income:
Reinvested Dividends	267,539	418,689	979,163	1,131,262	64,590
Investment Expense:
Mortality and Expense Risk and Administrative Charges	114,806	104,566	229,494	282,703	30,342

Net Investment Income (Loss)	152,733	314,123	749,669	848,559	34,248

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,001,715	263,290	-	-	115,277
Realized Gain (Loss) on Investments	345,568	(192,759)	172,213	687,361	(150,980)

Net Realized Capital Gains (Losses) on Investments	1,347,283	70,531	172,213	687,361	(35,703)
Net Change in Unrealized Appreciation (Depreciation)	1,528,441	(1,348,329)	760,605	1,475,937	406,329

Net Gain (Loss) on Investment	2,875,724	(1,277,798)	932,818	2,163,298	370,626

Net Increase (Decrease) in Net Assets Resulting from Operations	3,028,457	(963,675)	1,682,487	3,011,857	404,874

Increase (Decrease) in Net Assets from Contract Transactions	(3,279,365)	(1,187,778)	(2,021,447)	(1,367,022)	(685,730)

Total Increase (Decrease) in Net Assets	(250,908)	(2,151,453)	(338,960)	1,644,835	(280,856)

Net Assets as of December 31, 2020:	$19,161,323	$16,589,637	$36,290,982	$48,131,702	$3,594,934

Investment Income:
Reinvested Dividends	217,150	380,250	680,643	967,514	20,292
Investment Expense:
Mortality and Expense Risk and Administrative Charges	123,127	117,262	205,602	273,724	35,848

Net Investment Income (Loss)	94,023	262,988	475,041	693,790	(15,556)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,295,936	503,146	167,160	387,975	55,941
Realized Gain (Loss) on Investments	1,184,427	320,839	302,609	633,095	63,603

Net Realized Capital Gains (Losses) on Investments	2,480,363	823,985	469,769	1,021,070	119,544
Net Change in Unrealized Appreciation (Depreciation)	1,375,991	4,932,255	(1,286,852)	(2,805,767)	502,245

Net Gain (Loss) on Investment	3,856,354	5,756,240	(817,083)	(1,784,697)	621,789

Net Increase (Decrease) in Net Assets Resulting from Operations	3,950,377	6,019,228	(342,042)	(1,090,907)	606,233

Increase (Decrease) in Net Assets from Contract Transactions	(4,814,647)	(3,358,769)	(6,082,010)	(4,225,889)	(486,753)

Total Increase (Decrease) in Net Assets	(864,270)	2,660,459	(6,424,052)	(5,316,796)	119,480

Net Assets as of December 31, 2021:	$18,297,053	$19,250,096	$29,866,930	$42,814,906	$3,714,414

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

Wanger USA Subaccount

Net Assets as of December 31, 2019:	$4,215,210

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	27,887

Net Investment Income (Loss)	(27,887)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	420,891
Realized Gain (Loss) on Investments	(220,919)

Net Realized Capital Gains (Losses) on Investments	199,972
Net Change in Unrealized Appreciation (Depreciation)	669,334

Net Gain (Loss) on Investment	869,306

Net Increase (Decrease) in Net Assets Resulting from Operations	841,419

Increase (Decrease) in Net Assets from Contract Transactions	(638,641)

Total Increase (Decrease) in Net Assets	202,778

Net Assets as of December 31, 2020:	$4,417,988

Investment Income:
Reinvested Dividends	32,451
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,849

Net Investment Income (Loss)	(398)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	141,620
Realized Gain (Loss) on Investments	27,041

Net Realized Capital Gains (Losses) on Investments	168,661
Net Change in Unrealized Appreciation (Depreciation)	170,524

Net Gain (Loss) on Investment	339,185

Net Increase (Decrease) in Net Assets Resulting from Operations	338,787

Increase (Decrease) in Net Assets from Contract Transactions	(552,011)

Total Increase (Decrease) in Net Assets	(213,224)

Net Assets as of December 31, 2021:	$4,204,764

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2021

1. Organization

Separate Account VA CC (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Advisor’s Edge Select® Variable Annuity, Advisor’s Edge® Variable Annuity, Dimensional Variable Annuity, MarqueeSM Variable Annuity, Personal Manager® Variable Annuity, and PrismSM Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Global Thematic Growth Class B Shares	AB Global Thematic Growth Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
Allspring Variable Trust	Allspring Variable Trust
Allspring VT Discovery Class 2 Shares	Allspring VT Discovery Fund Class 2 Shares
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares
BNY Mellon Sustainable U.S. Equity Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio Service Shares
BNY Mellon VIF Appreciation Service Shares	BNY Mellon VIF Appreciation Portfolio Service Shares
BNY Mellon VIF Growth and Income Initial Shares	BNY Mellon VIF Growth and Income Portfolio Initial Shares
Calvert Variable Products, Inc.	Calvert Variable Products, Inc.
Calvert VP EAFE International Index Class I Shares	Calvert VP EAFE International Index Portfolio Class I Shares
Calvert Variable Series, Inc.	Calvert Variable Series, Inc.
Calvert VP SRI Balanced	Calvert VP SRI Balanced Portfolio
Calvert VP SRI Mid Cap	Calvert VP SRI Mid Cap Portfolio
Columbia Funds Variable Insurance Trust II	Columbia Funds Variable Insurance Trust II
Columbia - Mid Cap Growth Class 2 Shares	Columbia - Mid Cap Growth Fund Class 2 Shares
Columbia - Seligman Global Technology Class 2 Shares	Columbia - Seligman Global Technology Fund Class 2 Shares
Columbia Funds Variable Insurance Trust	Columbia Funds Variable Insurance Trust
Columbia - Small Company Growth Class 1 Shares	Columbia - Small Company Growth Fund Class 1 Shares
DFA Investment Dimensions Group, Inc.	DFA Investment Dimensions Group, Inc.
DFA VA Global Bond	DFA VA Global Bond Portfolio
DFA VA International Small	DFA VA International Small Portfolio
DFA VA International Value	DFA VA International Value Portfolio
DFA VA Short-Term Fixed	DFA VA Short-Term Fixed Portfolio
DFA VA U.S. Large Value	DFA VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value	DFA VA U.S. Targeted Value Portfolio

17

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Federated Insurance	Federated Insurance
Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Government Money II Service Shares	Federated Hermes Government Money Fund II Service Shares
Federated Hermes High Income Bond II Primary Shares	Federated Hermes High Income Bond II Primary Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Primary Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Asset Manager Initial Class	Fidelity® VIP Asset Manager Portfolio Initial Class
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Government Money Market Initial Class	Fidelity® VIP Government Money Market Portfolio Initial Class
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust
NVIT Emerging Markets Class D Shares	NVIT Emerging Markets Fund Class D Shares
T. Rowe Price, Inc.	T. Rowe Price, Inc.
T. Rowe Price All-Cap Opportunities	T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Equity Income Service Class	T. Rowe Price Equity Income Portfolio Service Class
T. Rowe Price International Stock	T. Rowe Price International Stock Portfolio
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA Managed Risk - Balanced ETF Initial Class	Transamerica Managed Risk - Balanced ETF VP Initial Class
TA Managed Risk - Growth ETF Initial Class	Transamerica Managed Risk - Growth ETF VP Initial Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio

18

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

The following subaccount name changes were made effective during the fiscal year ended December 31, 2021:

Subaccount	Formerly
Allspring VT Discovery Class 2 Shares	WFVT Discovery Class 2 Shares
T. Rowe Price All-Cap Opportunities	T. Rowe Price New America Growth
TA International Focus Initial Class	TA International Growth Initial Class

19

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2021

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2021.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2021.

20

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2021

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2021 were as follows:

Subaccount	Purchases	Sales
AB Global Thematic Growth Class B Shares	$1,253	$23,985
AB Large Cap Growth Class B Shares	19,670	6,471
Allspring VT Discovery Class 2 Shares	-	-
BNY Mellon Sustainable U.S. Equity Initial Shares	393,985	206,348
BNY Mellon Sustainable U.S. Equity Service Shares	-	-
BNY Mellon VIF Appreciation Service Shares	5,451	505
BNY Mellon VIF Growth and Income Initial Shares	134,142	135,543
Calvert VP EAFE International Index Class I Shares	39,569	84,524
Calvert VP SRI Balanced	146,268	411,130
Calvert VP SRI Mid Cap	289,973	600,604
Columbia - Mid Cap Growth Class 2 Shares	496	60,672
Columbia - Seligman Global Technology Class 2 Shares	46,832	10,479
Columbia - Small Company Growth Class 1 Shares	544,842	873,984
DFA VA Global Bond	4,406,584	6,767,423
DFA VA International Small	3,597,561	5,292,695
DFA VA International Value	2,391,306	6,801,280
DFA VA Short-Term Fixed	5,454,758	8,025,331
DFA VA U.S. Large Value	1,831,257	19,300,263
DFA VA U.S. Targeted Value	4,609,655	13,839,643
Federated Hermes Fund for U.S. Government Securities II	321,612	1,291,184
Federated Hermes Government Money II Service Shares	3,001,590	3,649,218
Federated Hermes High Income Bond II Primary Shares	1,167,332	931,560
Federated Hermes Managed Volatility II Primary Shares	136,758	242,455
Fidelity® VIP Asset Manager Initial Class	22,071	27,173
Fidelity® VIP Contrafund® Initial Class	1,435,915	1,739,688
Fidelity® VIP Equity-Income Initial Class	171,386	91,809
Fidelity® VIP Government Money Market Initial Class	3,626,350	119,563
Fidelity® VIP Growth Initial Class	526,777	61,835
Fidelity® VIP Mid Cap Initial Class	247,964	781,648
Fidelity® VIP Value Strategies Initial Class	194,394	434,758
NVIT Emerging Markets Class D Shares	18,552	203,947
T. Rowe Price All-Cap Opportunities	373,075	184,776
T. Rowe Price Equity Income Service Class	142,318	153,316
T. Rowe Price International Stock	30,014	54,372
TA Aegon Sustainable Equity Income Initial Class	120,977	331,544
TA BlackRock Global Real Estate Securities Initial Class	62,166	134,666

21

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2021

3. Investments (continued)

Subaccount	Purchases	Sales
TA BlackRock Government Money Market Initial Class	$2,131,284	$2,943,423
TA International Focus Initial Class	156,469	101,764
TA Janus Mid-Cap Growth Initial Class	95,660	208,007
TA JPMorgan Asset Allocation - Conservative Initial Class	429,560	169,896
TA JPMorgan Asset Allocation - Growth Initial Class	246,230	101,882
TA JPMorgan Asset Allocation - Moderate Initial Class	185,742	428,152
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	93,376	109,437
TA JPMorgan Enhanced Index Initial Class	507,889	790,608
TA Managed Risk - Balanced ETF Initial Class	31,809	15,770
TA Managed Risk - Growth ETF Initial Class	23,971	10,967
TA Morgan Stanley Capital Growth Initial Class	14,745	59,827
TA Multi-Managed Balanced Initial Class	128,809	241,432
TA PIMCO Total Return Initial Class	1,792,794	3,262,141
TA Small/Mid Cap Value Initial Class	67,363	580,672
TA T. Rowe Price Small Cap Initial Class	1,001,354	896,929
TA TS&W International Equity Initial Class	45,086	141,317
TA WMC US Growth Initial Class	1,993,151	3,688,942
Vanguard® Equity Index	5,343,161	13,555,020
Vanguard® International	3,127,786	5,959,760
Vanguard® Mid-Cap Index	1,688,331	5,113,015
Vanguard® Real Estate Index	1,501,403	4,093,975
Vanguard® Short-Term Investment Grade	3,955,250	9,394,940
Vanguard® Total Bond Market Index	8,773,491	11,917,680
Wanger International	98,227	544,597
Wanger USA	412,239	823,036

22

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
AB Global Thematic Growth Class B Shares	-	(10,176)	(10,176)	-	(3,284)	(3,284)
AB Large Cap Growth Class B Shares	-	(1,000)	(1,000)	-	(615)	(615)
Allspring VT Discovery Class 2 Shares	-	-	-	-	-	-
BNY Mellon Sustainable U.S. Equity Initial Shares	3,875	(2,386)	1,489	-	(1,513)	(1,513)
BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-	-	-	-
BNY Mellon VIF Appreciation Service Shares	-	-	-	-	(1,228)	(1,228)
BNY Mellon VIF Growth and Income Initial Shares	413	(1,377)	(964)	1,126	(2,512)	(1,386)
Calvert VP EAFE International Index Class I Shares	8,433	(43,221)	(34,788)	269	(73,931)	(73,662)
Calvert VP SRI Balanced	224	(6,946)	(6,722)	849	(8,289)	(7,440)
Calvert VP SRI Mid Cap	544	(6,996)	(6,452)	255	(3,887)	(3,632)
Columbia - Mid Cap Growth Class 2 Shares	171	(19,644)	(19,473)	6,559	(15,123)	(8,564)
Columbia - Seligman Global Technology Class 2 Shares	167	(968)	(801)	135	(442)	(307)
Columbia - Small Company Growth Class 1 Shares	16,180	(94,029)	(77,849)	98,167	(116,659)	(18,492)
DFA VA Global Bond	2,408,162	(3,678,366)	(1,270,204)	1,995,295	(5,095,905)	(3,100,610)
DFA VA International Small	135,991	(1,039,373)	(903,382)	449,058	(1,353,448)	(904,390)
DFA VA International Value	370,829	(2,289,609)	(1,918,780)	1,339,410	(2,031,134)	(691,724)
DFA VA Short-Term Fixed	3,796,204	(5,776,986)	(1,980,782)	2,826,869	(6,388,112)	(3,561,243)
DFA VA U.S. Large Value	136,761	(4,574,371)	(4,437,610)	1,793,808	(3,451,637)	(1,657,829)
DFA VA U.S. Targeted Value	127,883	(2,777,121)	(2,649,238)	1,309,718	(2,167,800)	(858,082)
Federated Hermes Fund for U.S. Government Securities II	131,584	(606,898)	(475,314)	643,514	(442,435)	201,079
Federated Hermes Government Money II Service Shares	2,731,911	(3,217,931)	(486,020)	6,455,332	(7,099,597)	(644,265)
Federated Hermes High Income Bond II Primary Shares	282,800	(167,658)	115,142	52,411	(417,114)	(364,703)
Federated Hermes Managed Volatility II Primary Shares	21,836	(57,672)	(35,836)	46,187	(64,856)	(18,669)
Fidelity® VIP Asset Manager Initial Class	236	(462)	(226)	324	(581)	(257)
Fidelity® VIP Contrafund® Initial Class	107,292	(417,277)	(309,985)	327,492	(705,049)	(377,557)
Fidelity® VIP Equity-Income Initial Class	8	(1,086)	(1,078)	990	(3,790)	(2,800)
Fidelity® VIP Government Money Market Initial Class	235,346	(5,928)	229,418	19,879	(4,962)	14,917

23

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
Fidelity® VIP Growth Initial Class	1	(217)	(216)	1	(897)	(896)
Fidelity® VIP Mid Cap Initial Class	7,195	(144,844)	(137,649)	40,759	(24,190)	16,569
Fidelity® VIP Value Strategies Initial Class	20,541	(111,634)	(91,093)	73,301	(116,596)	(43,295)
NVIT Emerging Markets Class D Shares	408	(12,329)	(11,921)	10	(25,097)	(25,087)
T. Rowe Price All-Cap Opportunities	3	(1,231)	(1,228)	32	(2,088)	(2,056)
T. Rowe Price Equity Income Service Class	439	(1,904)	(1,465)	3	(1,560)	(1,557)
T. Rowe Price International Stock	-	(1,695)	(1,695)	-	(2,396)	(2,396)
TA Aegon Sustainable Equity Income Initial Class	30,555	(129,082)	(98,527)	161,431	(233,011)	(71,580)
TA BlackRock Global Real Estate Securities Initial Class	4,467	(31,424)	(26,957)	14,690	(62,768)	(48,078)
TA BlackRock Government Money Market Initial Class	2,180,117	(2,986,620)	(806,503)	2,035,600	(1,422,530)	613,070
TA International Focus Initial Class	47,023	(35,781)	11,242	34,038	(40,486)	(6,448)
TA Janus Mid-Cap Growth Initial Class	446	(58,083)	(57,637)	20,941	(82,465)	(61,524)
TA JPMorgan Asset Allocation - Conservative Initial Class	160,154	(63,681)	96,473	96,984	(149,853)	(52,869)
TA JPMorgan Asset Allocation - Growth Initial Class	2,070	(21,320)	(19,250)	97,904	(125,616)	(27,712)
TA JPMorgan Asset Allocation - Moderate Initial Class	46,386	(147,739)	(101,353)	90,602	(47,903)	42,699
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	2,538	(30,297)	(27,759)	5,123	(191,997)	(186,874)
TA JPMorgan Enhanced Index Initial Class	27,499	(119,519)	(92,020)	38,756	(212,147)	(173,391)
TA Managed Risk - Balanced ETF Initial Class	4,468	(7,623)	(3,155)	3,021	(57,910)	(54,889)
TA Managed Risk - Growth ETF Initial Class	1,786	(4,419)	(2,633)	94,390	(79,214)	15,176
TA Morgan Stanley Capital Growth Initial Class	-	(7,071)	(7,071)	-	(8,406)	(8,406)
TA Multi-Managed Balanced Initial Class	1,919	(79,403)	(77,484)	184,890	(385,688)	(200,798)
TA PIMCO Total Return Initial Class	302,990	(1,557,489)	(1,254,499)	857,128	(2,303,049)	(1,445,921)
TA Small/Mid Cap Value Initial Class	12,764	(76,875)	(64,111)	34,006	(136,178)	(102,172)
TA T. Rowe Price Small Cap Initial Class	82,831	(186,117)	(103,286)	119,267	(469,002)	(349,735)
TA TS&W International Equity Initial Class	9,724	(53,842)	(44,118)	30,836	(51,579)	(20,743)
TA WMC US Growth Initial Class	69,658	(623,490)	(553,832)	70,155	(594,712)	(524,557)
Vanguard® Equity Index	463,229	(2,755,034)	(2,291,805)	950,464	(2,871,654)	(1,921,190)

24

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
Vanguard® International	569,709	(1,972,118)	(1,402,409)	607,316	(3,477,129)	(2,869,813)

Vanguard® Mid-Cap Index	32,121	(894,312)	(862,191)	288,033	(1,001,235)	(713,202)

Vanguard® Real Estate Index	143,470	(808,445)	(664,975)	282,195	(559,013)	(276,818)

Vanguard® Short-Term Investment Grade	1,954,102	(5,596,269)	(3,642,167)	3,636,808	(4,932,835)	(1,296,027)

Vanguard® Total Bond Market Index	3,452,712	(5,562,402)	(2,109,690)	4,769,067	(5,528,322)	(759,255)

Wanger International	4,416	(90,161)	(85,745)	44,404	(218,433)	(174,029)

Wanger USA	32,841	(132,299)	(99,458)	50,571	(140,767)	(90,196)

25

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
AB Global Thematic Growth Class B Shares	$-	$(23,857)	$(23,857)	$-	$(6,223)	$(6,223)
AB Large Cap Growth Class B Shares	-	(4,682)	(4,682)	-	(2,152)	(2,152)
Allspring VT Discovery Class 2 Shares	-	-	-	-	-	-
BNY Mellon Sustainable U.S. Equity Initial Shares	292,601	(173,443)	119,158	32	(75,129)	(75,097)
BNY Mellon Sustainable U.S. Equity Service Shares	-	(1)	(1)	-	-	-
BNY Mellon VIF Appreciation Service Shares	-	(1)	(1)	-	(3,509)	(3,509)
BNY Mellon VIF Growth and Income Initial Shares	32,822	(116,784)	(83,962)	79,041	(179,206)	(100,165)
Calvert VP EAFE International Index Class I Shares	12,673	(68,526)	(55,853)	368	(90,234)	(89,866)
Calvert VP SRI Balanced	11,978	(372,288)	(360,310)	33,473	(352,735)	(319,262)
Calvert VP SRI Mid Cap	37,937	(542,837)	(504,900)	13,794	(206,869)	(193,075)
Columbia - Mid Cap Growth Class 2 Shares	497	(59,185)	(58,688)	13,036	(36,804)	(23,768)
Columbia - Seligman Global Technology Class 2 Shares	1,080	(6,976)	(5,896)	569	(1,800)	(1,231)
Columbia - Small Company Growth Class 1 Shares	153,823	(857,837)	(704,014)	529,687	(705,231)	(175,544)
DFA VA Global Bond	4,172,435	(6,582,452)	(2,410,017)	3,607,391	(8,478,119)	(4,870,728)
DFA VA International Small	665,791	(5,118,158)	(4,452,367)	1,320,865	(5,009,139)	(3,688,274)
DFA VA International Value	1,103,377	(6,618,483)	(5,515,106)	2,413,483	(4,517,014)	(2,103,531)
DFA VA Short-Term Fixed	5,557,650	(7,859,630)	(2,301,980)	3,877,097	(8,286,748)	(4,409,651)
DFA VA U.S. Large Value	671,164	(18,885,688)	(18,214,524)	4,594,157	(11,580,730)	(6,986,573)
DFA VA U.S. Targeted Value	733,038	(13,560,157)	(12,827,119)	3,046,344	(7,374,820)	(4,328,476)
Federated Hermes Fund for U.S. Government Securities II	259,870	(1,274,643)	(1,014,773)	1,122,495	(841,069)	281,426
Federated Hermes Government Money II Service Shares	3,005,096	(3,609,263)	(604,167)	7,413,359	(8,243,098)	(829,739)
Federated Hermes High Income Bond II Primary Shares	940,659	(899,856)	40,803	176,965	(1,249,151)	(1,072,186)
Federated Hermes Managed Volatility II Primary Shares	81,254	(215,019)	(133,765)	116,784	(143,967)	(27,183)
Fidelity® VIP Asset Manager Initial Class	9,587	(19,533)	(9,946)	11,604	(20,441)	(8,837)
Fidelity® VIP Contrafund® Initial Class	427,120	(1,678,630)	(1,251,510)	892,909	(1,963,946)	(1,071,037)
Fidelity® VIP Equity-Income Initial Class	561	(73,978)	(73,417)	50,686	(188,948)	(138,262)
Fidelity® VIP Government Money Market Initial Class	3,626,038	(79,646)	3,546,392	268,799	(73,820)	194,979

26

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
Fidelity® VIP Growth Initial Class	$206	$(27,681)	$(27,475)	$122	$(75,648)	$(75,526)
Fidelity® VIP Mid Cap Initial Class	36,583	(771,804)	(735,221)	120,783	(91,164)	29,619
Fidelity® VIP Value Strategies Initial Class	77,051	(425,137)	(348,086)	175,253	(286,120)	(110,867)
NVIT Emerging Markets Class D Shares	6,482	(195,204)	(188,722)	107	(334,637)	(334,530)
T. Rowe Price All-Cap Opportunities	432	(158,761)	(158,329)	2,918	(175,588)	(172,670)
T. Rowe Price Equity Income Service Class	32,710	(136,830)	(104,120)	226	(81,808)	(81,582)
T. Rowe Price International Stock	-	(48,386)	(48,386)	-	(53,690)	(53,690)
TA Aegon Sustainable Equity Income Initial Class	75,692	(310,721)	(235,029)	269,992	(447,416)	(177,424)
TA BlackRock Global Real Estate Securities Initial Class	16,462	(123,014)	(106,552)	49,355	(265,959)	(216,604)
TA BlackRock Government Money Market Initial Class	2,132,384	(2,921,811)	(789,427)	1,998,328	(1,395,409)	602,919
TA International Focus Initial Class	147,000	(96,499)	50,501	84,038	(93,559)	(9,521)
TA Janus Mid-Cap Growth Initial Class	1,543	(201,290)	(199,747)	53,526	(180,250)	(126,724)
TA JPMorgan Asset Allocation - Conservative Initial Class	370,736	(160,457)	210,279	192,494	(322,938)	(130,444)
TA JPMorgan Asset Allocation - Growth Initial Class	7,653	(79,826)	(72,173)	189,843	(295,657)	(105,814)
TA JPMorgan Asset Allocation - Moderate Initial Class	133,721	(410,404)	(276,683)	219,222	(111,681)	107,541
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	7,776	(97,161)	(89,385)	14,090	(548,228)	(534,138)
TA JPMorgan Enhanced Index Initial Class	142,339	(769,066)	(626,727)	124,307	(816,788)	(692,481)
TA Managed Risk - Balanced ETF Initial Class	8,398	(13,557)	(5,159)	5,229	(95,531)	(90,302)
TA Managed Risk - Growth ETF Initial Class	3,400	(8,558)	(5,158)	167,461	(138,005)	29,456
TA Morgan Stanley Capital Growth Initial Class	-	(58,875)	(58,875)	-	(29,870)	(29,870)
TA Multi-Managed Balanced Initial Class	5,943	(225,682)	(219,739)	411,062	(881,779)	(470,717)
TA PIMCO Total Return Initial Class	616,374	(3,169,496)	(2,553,122)	1,702,954	(4,510,696)	(2,807,742)
TA Small/Mid Cap Value Initial Class	50,123	(560,419)	(510,296)	134,130	(427,716)	(293,586)
TA T. Rowe Price Small Cap Initial Class	379,009	(856,086)	(477,077)	380,221	(1,609,475)	(1,229,254)
TA TS&W International Equity Initial Class	30,055	(135,018)	(104,963)	66,559	(136,498)	(69,939)
TA WMC US Growth Initial Class	399,318	(3,616,030)	(3,216,712)	295,656	(2,604,159)	(2,308,503)
Vanguard® Equity Index	2,261,370	(13,203,476)	(10,942,106)	3,222,930	(10,536,231)	(7,313,301)

27

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
Vanguard® International	$1,632,261	$(5,862,615)	$(4,230,354)	$1,223,456	$(7,130,050)	$(5,906,594)
Vanguard® Mid-Cap Index	180,541	(4,995,188)	(4,814,647)	1,012,266	(4,291,631)	(3,279,365)
Vanguard® Real Estate Index	631,990	(3,990,759)	(3,358,769)	1,009,284	(2,197,062)	(1,187,778)
Vanguard® Short-Term Investment Grade	3,170,662	(9,252,672)	(6,082,010)	5,813,704	(7,835,151)	(2,021,447)
Vanguard® Total Bond Market Index	6,466,854	(10,692,743)	(4,225,889)	8,987,222	(10,354,244)	(1,367,022)
Wanger International	23,158	(509,911)	(486,753)	142,265	(827,995)	(685,730)
Wanger USA	239,463	(791,474)	(552,011)	180,569	(819,210)	(638,641)

28

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2021

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

AB Global Thematic Growth Class B Shares
12/31/2021	123	$3.99	to	$23.71	$285	-%	0.55%	to	2.70%	21.90%	to	19.35%
12/31/2020	10,299	3.28	to	19.87	22,098	0.49	0.55	to	2.70	38.32	to	35.43
12/31/2019	13,583	2.37	to	14.67	21,429	0.16	0.55	to	2.70	29.07	to	26.37
12/31/2018	14,101	1.84	to	11.61	17,251	-	0.55	to	2.70	(10.48)	to	(12.36)
12/31/2017	18,993	2.05	to	13.25	26,345	0.28	0.55	to	2.70	35.55	to	32.73

AB Large Cap Growth Class B Shares
12/31/2021	53,616	7.31	to	27.12	298,881	-	0.55	to	2.70	27.95	to	25.27
12/31/2020	54,616	5.71	to	21.65	237,815	-	0.55	to	2.70	34.41	to	31.60
12/31/2019	55,231	4.25	to	16.45	179,112	-	0.55	to	2.70	33.63	to	30.83
12/31/2018	20,577	3.18	to	12.58	50,440	-	0.55	to	2.70	1.76	to	(0.38)
12/31/2017	20,580	3.13	to	12.62	49,608	-	0.55	to	2.70	30.95	to	28.22

Allspring VT Discovery Class 2 Shares
12/31/2021	-	161.49	to	137.33	-	-	0.80	to	1.40	(5.80)	to	(6.35)
12/31/2020	-	171.43	to	146.65	-	-	0.80	to	1.40	61.36	to	60.41
12/31/2019	-	106.24	to	91.42	-	-	0.80	to	1.40	37.92	to	37.10
12/31/2018	-	77.03	to	66.68	-	-	0.80	to	1.40	(7.80)	to	(8.35)
12/31/2017	-	83.55	to	72.76	-	-	0.80	to	1.40	28.11	to	27.35

BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2021	42,438	94.58	to	76.34	3,746,484	0.76	0.80	to	1.40	25.99	to	25.24
12/31/2020	40,949	75.07	to	60.95	2,853,761	1.09	0.80	to	1.40	23.16	to	22.43
12/31/2019	42,462	60.95	to	49.79	2,399,073	1.46	0.80	to	1.40	33.29	to	32.50
12/31/2018	45,314	45.73	to	37.57	1,918,269	1.77	0.80	to	1.40	(5.16)	to	(5.73)
12/31/2017	48,161	48.22	to	39.86	2,153,020	1.13	0.80	to	1.40	14.42	to	13.75

BNY Mellon Sustainable U.S. Equity Service Shares
12/31/2021	-	4.85	to	19.94	-	0.75	0.55	to	2.70	25.99	to	23.35
12/31/2020	-	3.85	to	16.17	-	0.99	0.55	to	2.70	23.18	to	20.60
12/31/2019	-	3.13	to	13.40	-	1.17	0.55	to	2.70	33.28	to	30.49
12/31/2018	-	2.35	to	10.27	-	1.85	0.55	to	2.70	(5.16)	to	(7.16)
12/31/2017	121,720	2.47	to	11.07	264,626	0.92	0.55	to	2.70	14.41	to	12.02

BNY Mellon VIF Appreciation Service Shares
12/31/2021	14,490	4.89	to	21.74	63,838	0.20	0.55	to	2.70	26.08	to	23.44
12/31/2020	14,490	3.88	to	17.61	50,801	0.55	0.55	to	2.70	22.71	to	20.14
12/31/2019	15,718	3.16	to	14.66	44,723	0.92	0.55	to	2.70	35.04	to	32.21
12/31/2018	23,533	2.34	to	11.09	48,099	1.01	0.55	to	2.70	(7.61)	to	(9.56)
12/31/2017	35,027	2.53	to	12.26	81,456	1.09	0.55	to	2.70	26.32	to	23.68

BNY Mellon VIF Growth and Income Initial Shares
12/31/2021	16,302	110.90	to	91.60	1,538,142	0.47	0.80	to	1.40	24.63	to	23.90
12/31/2020	17,266	88.98	to	73.93	1,311,918	0.77	0.80	to	1.40	23.64	to	22.91
12/31/2019	18,652	71.97	to	60.15	1,162,656	1.09	0.80	to	1.40	28.10	to	27.34
12/31/2018	22,835	56.18	to	47.24	1,109,737	0.80	0.80	to	1.40	(5.45)	to	(6.01)
12/31/2017	23,818	59.42	to	50.26	1,229,123	0.74	0.80	to	1.40	18.76	to	18.06

Calvert VP EAFE International Index Class I Shares
12/31/2021	906,904	1.75	to	1.63	1,536,025	1.78	0.80	to	1.40	10.00	to	9.34
12/31/2020	941,692	1.59	to	1.49	1,453,317	3.36	0.80	to	1.40	6.92	to	6.28
12/31/2019	1,015,354	1.49	to	1.40	1,467,088	2.53	0.80	to	1.40	20.30	to	19.59
12/31/2018	1,082,400	1.24	to	1.17	1,300,853	3.18	0.80	to	1.40	(14.27)	to	(14.78)
12/31/2017	1,172,536	1.44	to	1.38	1,647,086	2.47	0.80	to	1.40	23.77	to	23.04

29

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Calvert VP SRI Balanced
12/31/2021	56,086	$64.93	to	$54.69	$3,242,562	1.15%	0.80%	to	1.40%	14.20%	to	13.53%
12/31/2020	62,808	56.85	to	48.18	3,181,454	1.51	0.80	to	1.40	14.34	to	13.67
12/31/2019	70,248	49.72	to	42.38	3,113,543	1.53	0.80	to	1.40	23.42	to	22.69
12/31/2018	73,933	40.29	to	34.55	2,653,513	1.80	0.80	to	1.40	(3.45)	to	(4.02)
12/31/2017	74,706	41.72	to	35.99	2,794,051	1.99	0.80	to	1.40	11.11	to	10.46

Calvert VP SRI Mid Cap
12/31/2021	69,717	89.61	to	75.54	5,815,421	0.20	0.80	to	1.40	14.11	to	13.44
12/31/2020	76,169	78.53	to	66.59	5,584,530	0.44	0.80	to	1.40	11.36	to	10.70
12/31/2019	79,801	70.52	to	60.15	5,248,573	0.43	0.80	to	1.40	30.32	to	29.55
12/31/2018	87,067	54.11	to	46.43	4,382,954	0.53	0.80	to	1.40	(5.19)	to	(5.76)
12/31/2017	90,823	57.08	to	49.27	4,831,967	0.68	0.80	to	1.40	10.77	to	10.12

Columbia - Mid Cap Growth Class 2 Shares
12/31/2021	64,702	3.28	to	21.26	209,656	-	0.55	to	2.70	15.64	to	13.21
12/31/2020	84,175	2.83	to	18.78	236,222	-	0.55	to	2.70	34.34	to	31.53
12/31/2019	92,739	2.11	to	14.28	193,919	-	0.55	to	2.70	34.09	to	31.29
12/31/2018	93,444	1.57	to	10.88	145,840	-	0.55	to	2.70	(5.50)	to	(7.49)
12/31/2017	98,992	1.66	to	11.76	163,724	-	0.55	to	2.70	22.01	to	19.46

Columbia - Seligman Global Technology Class 2 Shares
12/31/2021	47,729	12.59	to	33.32	450,742	0.28	0.55	to	2.70	37.93	to	35.04
12/31/2020	48,530	9.12	to	24.67	332,576	-	0.55	to	2.70	45.00	to	41.97
12/31/2019	48,837	6.29	to	17.38	231,303	-	0.55	to	2.70	54.12	to	50.90
12/31/2018	52,205	4.08	to	11.52	159,866	-	0.55	to	2.70	(8.95)	to	(10.87)
12/31/2017	52,300	4.48	to	12.92	176,549	-	0.55	to	2.70	34.18	to	31.39

Columbia - Small Company Growth Class 1 Shares
12/31/2021	249,547	6.04	to	25.75	1,905,581	-	0.55	to	2.70	(3.43)	to	(5.46)
12/31/2020	327,396	6.25	to	27.23	2,659,427	-	0.55	to	2.70	70.19	to	66.63
12/31/2019	345,888	3.67	to	16.34	1,645,574	-	0.55	to	2.70	39.93	to	37.00
12/31/2018	354,895	2.62	to	11.93	1,214,801	-	0.55	to	2.70	(2.29)	to	(4.35)
12/31/2017	524,574	2.69	to	12.47	1,747,851	-	0.55	to	2.70	28.54	to	25.86

DFA VA Global Bond
12/31/2021	27,867,842	1.52	to	9.95	47,721,430	0.72	0.55	to	1.85	(1.58)	to	(2.84)
12/31/2020	29,138,046	1.54	to	10.24	50,955,010	0.03	0.55	to	1.85	0.90	to	(0.38)
12/31/2019	32,238,656	1.53	to	10.28	55,404,885	2.39	0.55	to	1.85	3.61	to	2.29
12/31/2018	36,653,040	1.47	to	10.05	60,434,275	4.24	0.55	to	1.85	1.19	to	(0.11)
12/31/2017	44,419,207	1.46	to	10.06	72,488,911	1.67	0.55	to	1.85	1.55	to	0.26

DFA VA International Small
12/31/2021	6,313,609	3.87	to	14.94	31,416,540	2.48	0.55	to	1.85	13.94	to	12.48
12/31/2020	7,216,991	3.39	to	13.28	31,676,510	2.09	0.55	to	1.85	8.82	to	7.43
12/31/2019	8,121,381	3.12	to	12.36	32,934,967	2.65	0.55	to	1.85	23.22	to	21.65
12/31/2018	9,256,401	2.53	to	10.16	30,637,974	1.50	0.55	to	1.85	(20.21)	to	(21.24)
12/31/2017	11,230,241	3.17	to	12.90	46,613,429	2.39	0.55	to	1.85	29.24	to	27.60

DFA VA International Value
12/31/2021	10,985,692	2.46	to	1.40	33,820,327	3.82	0.55	to	1.85	17.47	to	15.97
12/31/2020	12,904,472	2.09	to	1.21	33,746,520	2.47	0.55	to	1.85	(2.30)	to	(3.55)
12/31/2019	13,596,196	2.14	to	1.25	36,569,767	3.38	0.55	to	1.85	15.23	to	13.75
12/31/2018	16,019,507	1.86	to	1.10	37,377,736	2.39	0.55	to	1.85	(17.54)	to	(18.60)
12/31/2017	19,602,589	2.25	to	1.35	54,871,551	2.66	0.55	to	1.85	25.12	to	23.53

DFA VA Short-Term Fixed
12/31/2021	29,717,141	1.19	to	0.89	40,351,533	0.01	0.55	to	1.85	(0.74)	to	(2.00)
12/31/2020	31,697,923	1.20	to	0.91	43,002,159	0.58	0.55	to	1.85	0.05	to	(1.23)
12/31/2019	35,259,166	1.20	to	0.92	47,426,386	2.16	0.55	to	1.85	1.95	to	0.66
12/31/2018	40,589,040	1.18	to	0.92	52,569,214	1.55	0.55	to	1.85	1.22	to	(0.08)
12/31/2017	42,364,457	1.16	to	0.92	54,367,171	0.97	0.55	to	1.85	0.29	to	(0.99)

30

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

DFA VA U.S. Large Value
12/31/2021	15,029,614	$4.28	to	$3.01	$72,246,267	1.63%	0.55%	to	1.85%	26.34%	to	24.73%
12/31/2020	19,467,224	3.39	to	2.42	73,045,236	2.24	0.55	to	1.85	(1.92)	to	(3.17)
12/31/2019	21,125,053	3.46	to	2.50	81,185,768	2.09	0.55	to	1.85	25.10	to	23.50
12/31/2018	23,977,431	2.76	to	2.02	73,532,061	1.97	0.55	to	1.85	(12.60)	to	(13.72)
12/31/2017	30,002,727	3.16	to	2.34	104,899,445	1.76	0.55	to	1.85	18.43	to	16.92

DFA VA U.S. Targeted Value
12/31/2021	8,651,371	4.18	to	3.11	48,092,886	1.33	0.55	to	1.85	38.92	to	37.15
12/31/2020	11,300,609	3.01	to	2.27	44,929,524	1.80	0.55	to	1.85	3.41	to	2.09
12/31/2019	12,158,691	2.91	to	2.22	47,511,991	1.41	0.55	to	1.85	21.89	to	20.33
12/31/2018	13,834,790	2.39	to	1.85	44,719,214	0.90	0.55	to	1.85	(16.33)	to	(17.41)
12/31/2017	17,643,010	2.85	to	2.23	66,968,039	0.99	0.55	to	1.85	9.17	to	7.78

Federated Hermes Fund for U.S. Government Securities II
12/31/2021	1,063,865	1.56	to	9.83	2,241,897	2.34	0.55	to	2.70	(2.58)	to	(4.62)
12/31/2020	1,539,179	1.60	to	10.30	3,335,910	2.20	0.55	to	2.70	4.64	to	2.45
12/31/2019	1,338,100	1.53	to	10.06	2,917,100	2.44	0.55	to	2.70	5.32	to	3.11
12/31/2018	1,602,143	1.45	to	9.75	3,260,425	2.46	0.55	to	2.70	(0.10)	to	(2.20)
12/31/2017	3,099,394	1.46	to	9.97	5,697,910	2.79	0.55	to	2.70	1.37	to	(0.75)

Federated Hermes Government Money II Service Shares
12/31/2021	4,782,330	1.09	to	9.05	5,852,319	-	0.55	to	2.70	(0.55)	to	(2.63)
12/31/2020	5,268,350	1.10	to	9.29	6,499,923	0.19	0.55	to	2.70	(0.35)	to	(2.43)
12/31/2019	5,912,615	1.10	to	9.52	7,367,495	1.80	0.55	to	2.70	1.09	to	(1.03)
12/31/2018	47,508,509	1.09	to	9.62	53,123,002	1.36	0.55	to	2.70	0.69	to	(1.43)
12/31/2017	8,795,245	1.09	to	9.76	10,703,531	0.31	0.55	to	2.70	(0.23)	to	(2.32)

Federated Hermes High Income Bond II Primary Shares
12/31/2021	1,293,566	2.92	to	11.52	4,837,118	4.92	0.55	to	2.70	4.27	to	2.09
12/31/2020	1,178,424	2.80	to	11.29	4,610,539	6.03	0.55	to	2.70	5.01	to	2.81
12/31/2019	1,543,127	2.67	to	10.98	5,495,361	6.13	0.55	to	2.70	13.92	to	11.53
12/31/2018	1,625,924	2.34	to	9.84	5,160,161	7.87	0.55	to	2.70	(3.82)	to	(5.84)
12/31/2017	2,091,483	2.43	to	10.45	6,612,675	6.48	0.55	to	2.70	6.36	to	4.14

Federated Hermes Managed Volatility II Primary Shares
12/31/2021	1,045,870	3.41	to	13.51	3,270,345	1.79	0.55	to	2.70	17.86	to	15.40
12/31/2020	1,081,706	2.90	to	11.71	2,904,976	2.57	0.55	to	2.70	0.38	to	(1.72)
12/31/2019	1,100,375	2.89	to	11.91	2,935,662	3.14	0.55	to	2.70	19.57	to	17.07
12/31/2018	2,924,177	2.41	to	10.18	6,142,110	2.71	0.55	to	2.70	(9.00)	to	(10.91)
12/31/2017	2,646,116	2.65	to	11.42	5,984,361	2.82	0.55	to	2.70	17.47	to	15.02

Fidelity® VIP Asset Manager Initial Class
12/31/2021	13,440	51.81	to	43.21	587,881	1.63	0.80	to	1.40	9.05	to	8.40
12/31/2020	13,666	47.51	to	39.86	551,767	1.52	0.80	to	1.40	13.96	to	13.28
12/31/2019	13,923	41.69	to	35.19	496,538	1.79	0.80	to	1.40	17.31	to	16.62
12/31/2018	14,338	35.54	to	30.17	438,642	1.70	0.80	to	1.40	(6.11)	to	(6.66)
12/31/2017	20,292	37.85	to	32.33	662,691	2.03	0.80	to	1.40	13.20	to	12.53

Fidelity® VIP Contrafund® Initial Class
12/31/2021	1,891,613	4.66	to	21.66	8,519,292	0.06	0.55	to	2.70	27.14	to	24.48
12/31/2020	2,201,598	3.67	to	17.40	7,804,092	0.25	0.55	to	2.70	29.85	to	27.14
12/31/2019	2,579,155	2.83	to	13.69	7,055,159	0.42	0.55	to	2.70	30.86	to	28.12
12/31/2018	3,419,038	2.16	to	10.68	7,166,548	0.68	0.55	to	2.70	(6.89)	to	(8.85)
12/31/2017	4,108,979	2.32	to	11.72	9,281,986	0.95	0.55	to	2.70	21.21	to	18.68

Fidelity® VIP Equity-Income Initial Class
12/31/2021	19,334	84.61	to	70.88	1,387,546	1.87	0.80	to	1.40	23.90	to	23.17
12/31/2020	20,412	68.29	to	57.55	1,189,061	1.76	0.80	to	1.40	5.85	to	5.22
12/31/2019	23,212	64.52	to	54.69	1,283,642	1.91	0.80	to	1.40	26.43	to	25.68
12/31/2018	26,344	51.03	to	43.51	1,148,904	2.29	0.80	to	1.40	(9.02)	to	(9.57)
12/31/2017	32,098	56.09	to	48.12	1,547,342	1.70	0.80	to	1.40	12.00	to	11.34

31

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Fidelity® VIP Government Money Market Initial Class
12/31/2021	318,992	$15.33	to	$13.05	$4,752,589	0.01%	0.80%	to	1.40%	(0.78	) %	to	(1.37	) %
12/31/2020	89,574	15.45	to	13.23	1,245,806	0.29	0.80	to	1.40	(0.48)		to	(1.07)
12/31/2019	74,657	15.53	to	13.37	1,061,582	2.02	0.80	to	1.40	1.21		to	0.61
12/31/2018	129,624	15.34	to	13.29	1,780,137	1.64	0.80	to	1.40	0.84		to	0.24
12/31/2017	83,249	15.21	to	13.26	1,165,982	0.67	0.80	to	1.40	(0.12)		to	(0.71)

Fidelity® VIP Growth Initial Class
12/31/2021	20,589	162.68	to	131.90	2,763,678	-	0.80	to	1.40	22.24		to	21.51
12/31/2020	20,805	133.08	to	108.55	2,297,609	0.07	0.80	to	1.40	42.75		to	41.91
12/31/2019	21,701	93.23	to	76.49	1,687,443	0.25	0.80	to	1.40	33.25		to	32.46
12/31/2018	23,296	69.96	to	57.75	1,360,345	0.24	0.80	to	1.40	(0.97)		to	(1.55)
12/31/2017	28,873	70.65	to	58.66	1,708,635	0.22	0.80	to	1.40	34.06		to	33.27

Fidelity® VIP Mid Cap Initial Class
12/31/2021	234,293	5.84	to	16.35	1,347,811	0.50	0.55	to	2.70	24.92		to	22.30
12/31/2020	371,942	4.68	to	13.37	1,714,558	0.66	0.55	to	2.70	17.54		to	15.08
12/31/2019	355,373	3.98	to	11.61	1,393,530	0.84	0.55	to	2.70	22.77		to	20.20
12/31/2018	420,521	3.24	to	9.66	1,344,943	0.61	0.55	to	2.70	(15.01)		to	(16.80)
12/31/2017	548,356	3.81	to	11.61	2,069,417	0.69	0.55	to	2.70	20.15		to	17.64

Fidelity® VIP Value Strategies Initial Class
12/31/2021	313,386	4.17	to	16.61	1,257,436	1.41	0.55	to	2.70	32.87		to	30.09
12/31/2020	404,479	3.14	to	12.77	1,230,215	1.32	0.55	to	2.70	7.67		to	5.41
12/31/2019	447,774	2.92	to	12.12	1,258,986	1.71	0.55	to	2.70	33.79		to	30.99
12/31/2018	438,421	2.18	to	9.25	928,256	0.98	0.55	to	2.70	(17.77)		to	(19.51)
12/31/2017	532,981	2.65	to	11.49	1,367,724	1.77	0.55	to	2.70	18.71		to	16.23

NVIT Emerging Markets Class D Shares
12/31/2021	79,583	14.22	to	13.13	1,124,940	0.91	0.55	to	2.70	(8.09)		to	(10.02)
12/31/2020	91,504	15.48	to	14.59	1,409,216	1.59	0.55	to	2.70	12.30		to	9.95
12/31/2019	116,591	13.78	to	13.27	1,601,189	1.99	0.55	to	2.70	21.91		to	19.36
12/31/2018	147,557	11.30	to	11.12	1,663,228	0.33	0.55	to	2.70	(18.16)		to	(19.89)
12/31/2017	189,209	13.81	to	13.87	2,609,244	0.89	0.55	to	2.70	40.32		to	37.40

T. Rowe Price All-Cap Opportunities
12/31/2021	13,890	165.21	to	143.19	2,000,674	-	0.80	to	1.40	19.84		to	19.13
12/31/2020	15,118	137.86	to	120.20	1,827,031	-	0.80	to	1.40	43.23		to	42.38
12/31/2019	17,174	96.25	to	84.42	1,459,877	0.41	0.80	to	1.40	33.86		to	33.07
12/31/2018	18,442	71.90	to	63.44	1,173,761	0.16	0.80	to	1.40	0.35		to	(0.25)
12/31/2017	18,688	71.65	to	63.60	1,192,107	0.09	0.80	to	1.40	33.36		to	32.58

T. Rowe Price Equity Income Service Class
12/31/2021	15,793	97.24	to	81.13	1,299,466	1.56	0.80	to	1.40	24.55		to	23.82
12/31/2020	17,258	78.07	to	65.52	1,146,068	2.34	0.80	to	1.40	0.38		to	(0.21)
12/31/2019	18,815	77.77	to	65.66	1,251,363	2.31	0.80	to	1.40	25.40		to	24.65
12/31/2018	22,884	62.02	to	52.68	1,207,860	2.02	0.80	to	1.40	(10.22)		to	(10.76)
12/31/2017	23,229	69.08	to	59.03	1,373,915	1.75	0.80	to	1.40	15.10		to	14.42

T. Rowe Price International Stock
12/31/2021	14,871	32.83	to	27.52	410,209	0.58	0.80	to	1.40	0.52		to	(0.08)
12/31/2020	16,566	32.66	to	27.54	457,169	0.58	0.80	to	1.40	13.54		to	12.87
12/31/2019	18,962	28.77	to	24.40	463,461	2.33	0.80	to	1.40	26.76		to	26.01
12/31/2018	20,666	22.70	to	19.36	400,777	1.34	0.80	to	1.40	(14.89)		to	(15.40)
12/31/2017	21,135	26.67	to	22.88	484,420	1.08	0.80	to	1.40	26.87		to	26.12

TA Aegon Sustainable Equity Income Initial Class
12/31/2021	849,774	2.79	to	12.55	2,249,778	2.10	0.55	to	2.70	21.75		to	19.21
12/31/2020	948,301	2.29	to	10.53	2,073,723	2.97	0.55	to	2.70	(7.86)		to	(9.79)
12/31/2019	1,019,881	2.49	to	11.67	2,438,100	2.49	0.55	to	2.70	23.23		to	20.65
12/31/2018	1,173,641	2.02	to	9.67	2,276,930	2.10	0.55	to	2.70	(11.99)		to	(13.84)
12/31/2017	1,472,575	2.29	to	11.23	3,258,984	2.31	0.55	to	2.70	15.79		to	13.38

32

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA BlackRock Global Real Estate Securities Initial Class
12/31/2021	388,906	$3.65	to	$14.00	$1,948,142	2.51%	0.55%	to	2.70%	25.53%	to	22.91%
12/31/2020	415,863	2.91	to	11.39	1,646,506	12.37	0.55	to	2.70	(0.86)	to	(2.94)
12/31/2019	463,941	2.93	to	11.73	1,919,460	0.82	0.55	to	2.70	24.51	to	21.90
12/31/2018	653,744	2.36	to	9.62	2,130,374	8.87	0.55	to	2.70	(10.58)	to	(12.47)
12/31/2017	800,705	2.64	to	10.99	2,871,046	3.33	0.55	to	2.70	10.71	to	8.40

TA BlackRock Government Money Market Initial Class
12/31/2021	2,398,216	0.97	to	0.93	2,323,103	0.00	0.80	to	1.40	(0.78)	to	(1.38)
12/31/2020	3,204,719	0.98	to	0.94	3,135,245	0.27	0.80	to	1.40	(0.50)	to	(1.10)
12/31/2019	2,591,649	0.99	to	0.95	2,547,526	1.95	0.80	to	1.40	1.16	to	0.57
12/31/2018	2,746,217	0.98	to	0.95	2,669,355	1.82	0.80	to	1.40	0.99	to	0.39
12/31/2017	2,016,978	0.97	to	0.94	1,939,882	0.01	0.80	to	1.40	(0.78)	to	(1.37)

TA International Focus Initial Class
12/31/2021	228,655	3.25	to	15.75	726,451	1.32	0.55	to	2.70	10.21	to	7.91
12/31/2020	217,413	2.95	to	14.59	612,750	2.17	0.55	to	2.70	20.24	to	17.72
12/31/2019	223,861	2.45	to	12.40	525,553	1.38	0.55	to	2.70	26.98	to	24.33
12/31/2018	437,356	1.93	to	9.97	823,016	1.22	0.55	to	2.70	(18.16)	to	(19.88)
12/31/2017	481,013	2.36	to	12.45	1,111,854	1.31	0.55	to	2.70	26.55	to	23.91

TA Janus Mid-Cap Growth Initial Class
12/31/2021	180,236	5.27	to	20.99	715,592	0.23	0.55	to	2.70	16.66	to	14.22
12/31/2020	237,873	4.52	to	18.38	799,233	0.22	0.55	to	2.70	18.55	to	16.07
12/31/2019	299,397	3.81	to	15.83	832,121	0.07	0.55	to	2.70	35.96	to	33.12
12/31/2018	291,735	2.80	to	11.89	600,391	0.05	0.55	to	2.70	(1.76)	to	(3.83)
12/31/2017	307,564	2.85	to	12.37	657,492	0.10	0.55	to	2.70	28.30	to	25.63

TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2021	594,517	2.38	to	12.75	1,444,170	2.63	0.55	to	2.70	5.32	to	3.12
12/31/2020	498,044	2.26	to	12.37	1,165,906	2.59	0.55	to	2.70	10.86	to	8.54
12/31/2019	550,913	2.04	to	11.39	1,169,242	2.62	0.55	to	2.70	13.28	to	10.91
12/31/2018	559,518	1.80	to	10.27	1,046,892	1.87	0.55	to	2.70	(4.51)	to	(6.52)
12/31/2017	584,963	1.89	to	10.99	1,142,334	2.13	0.55	to	2.70	12.19	to	9.85

TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2021	802,493	3.89	to	18.29	3,204,091	1.67	0.55	to	2.70	18.99	to	16.50
12/31/2020	821,743	3.27	to	15.70	2,762,772	1.69	0.55	to	2.70	24.06	to	21.46
12/31/2019	849,455	2.64	to	12.93	2,306,445	1.74	0.55	to	2.70	25.36	to	22.74
12/31/2018	853,295	2.10	to	10.53	1,852,867	2.00	0.55	to	2.70	(10.89)	to	(12.76)
12/31/2017	1,282,452	2.36	to	12.08	3,135,134	2.10	0.55	to	2.70	23.95	to	21.37

TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2021	638,777	2.78	to	13.81	1,785,318	1.95	0.55	to	2.70	8.58	to	6.31
12/31/2020	740,130	2.56	to	12.99	1,904,965	2.14	0.55	to	2.70	11.99	to	9.64
12/31/2019	697,431	2.29	to	11.85	1,613,674	2.18	0.55	to	2.70	15.78	to	13.36
12/31/2018	764,776	1.98	to	10.45	1,532,735	1.73	0.55	to	2.70	(5.65)	to	(7.64)
12/31/2017	1,026,549	2.10	to	11.31	2,186,787	1.92	0.55	to	2.70	15.83	to	13.41

TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2021	573,404	3.22	to	15.27	1,891,023	2.15	0.55	to	2.70	13.32	to	10.95
12/31/2020	601,163	2.84	to	13.76	1,753,210	2.08	0.55	to	2.70	14.44	to	12.04
12/31/2019	788,037	2.48	to	12.28	2,024,821	2.21	0.55	to	2.70	19.35	to	16.86
12/31/2018	775,610	2.08	to	10.51	1,670,006	1.89	0.55	to	2.70	(7.58)	to	(9.53)
12/31/2017	831,816	2.25	to	11.62	1,930,184	1.68	0.55	to	2.70	19.12	to	16.63

TA JPMorgan Enhanced Index Initial Class
12/31/2021	316,410	5.37	to	20.16	3,255,468	0.76	0.55	to	2.70	29.41	to	26.70
12/31/2020	408,430	4.15	to	15.92	3,089,087	1.39	0.55	to	2.70	19.51	to	17.01
12/31/2019	581,821	3.47	to	13.60	3,235,558	1.16	0.55	to	2.70	30.32	to	27.59
12/31/2018	707,756	2.66	to	10.66	2,958,421	1.06	0.55	to	2.70	(6.53)	to	(8.50)
12/31/2017	977,516	2.85	to	11.65	4,727,827	0.56	0.55	to	2.70	20.49	to	17.98

33

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA Managed Risk - Balanced ETF Initial Class
12/31/2021	218,862	$1.90	to	$12.64	$415,950	1.37%	0.55%	to	2.70%	9.05%	to	6.77%
12/31/2020	222,017	1.75	to	11.84	386,948	2.46	0.55	to	2.70	3.91	to	1.74
12/31/2019	276,906	1.68	to	11.63	464,598	2.24	0.55	to	2.70	15.29	to	12.87
12/31/2018	255,225	1.46	to	10.31	371,366	1.49	0.55	to	2.70	(4.86)	to	(6.86)
12/31/2017	505,840	1.53	to	11.07	772,287	1.88	0.55	to	2.70	13.10	to	10.74

TA Managed Risk - Growth ETF Initial Class
12/31/2021	179,125	2.10	to	13.76	367,954	1.12	0.55	to	2.70	13.62	to	11.24
12/31/2020	181,758	1.84	to	12.37	328,967	2.15	0.55	to	2.70	3.95	to	1.77
12/31/2019	166,582	1.77	to	12.15	290,004	2.02	0.55	to	2.70	19.09	to	16.59
12/31/2018	171,176	1.49	to	10.42	250,589	1.99	0.55	to	2.70	(7.50)	to	(9.45)
12/31/2017	310,206	1.61	to	11.51	494,927	1.88	0.55	to	2.70	18.13	to	15.67

TA Morgan Stanley Capital Growth Initial Class
12/31/2021	6,063	9.69	to	35.33	50,953	-	0.55	to	2.70	(1.08)	to	(3.15)
12/31/2020	13,134	9.80	to	36.48	109,136	-	0.55	to	2.70	116.68	to	112.15
12/31/2019	21,540	4.52	to	17.19	82,504	-	0.55	to	2.70	23.06	to	20.49
12/31/2018	21,540	3.67	to	14.27	67,618	-	0.55	to	2.70	6.10	to	3.86
12/31/2017	21,540	3.46	to	13.74	64,285	-	0.55	to	2.70	42.81	to	39.83

TA Multi-Managed Balanced Initial Class
12/31/2021	612,087	3.22	to	15.82	1,904,204	1.15	0.55	to	2.70	16.40	to	13.96
12/31/2020	689,571	2.77	to	13.88	1,843,988	1.62	0.55	to	2.70	15.26	to	12.85
12/31/2019	890,369	2.40	to	12.30	2,058,934	1.63	0.55	to	2.70	21.10	to	18.57
12/31/2018	1,018,540	1.98	to	10.37	1,954,135	1.45	0.55	to	2.70	(4.19)	to	(6.21)
12/31/2017	1,104,433	2.07	to	11.06	2,218,718	0.84	0.55	to	2.70	13.51	to	11.14

TA PIMCO Total Return Initial Class
12/31/2021	7,283,721	1.94	to	10.64	14,711,246	1.52	0.55	to	2.70	(1.42)	to	(3.48)
12/31/2020	8,538,220	1.96	to	11.03	17,536,967	4.13	0.55	to	2.70	7.10	to	4.85
12/31/2019	9,984,141	1.83	to	10.52	19,120,662	2.43	0.55	to	2.70	7.82	to	5.56
12/31/2018	11,203,594	1.70	to	9.96	19,938,244	2.63	0.55	to	2.70	(1.20)	to	(3.28)
12/31/2017	13,015,910	1.72	to	10.30	23,529,524	-	0.55	to	2.70	4.31	to	2.14

TA Small/Mid Cap Value Initial Class
12/31/2021	287,390	3.37	to	14.72	2,747,254	0.62	0.55	to	2.70	27.42	to	24.76
12/31/2020	351,501	2.64	to	11.80	2,584,665	1.18	0.55	to	2.70	3.47	to	1.30
12/31/2019	453,673	2.56	to	11.65	2,817,286	0.97	0.55	to	2.70	24.59	to	21.99
12/31/2018	557,786	2.05	to	9.55	2,703,751	0.86	0.55	to	2.70	(11.95)	to	(13.80)
12/31/2017	675,626	2.33	to	11.08	3,590,760	1.22	0.55	to	2.70	14.92	to	12.52

TA T. Rowe Price Small Cap Initial Class
12/31/2021	1,327,467	4.90	to	17.95	6,329,681	-	0.55	to	2.70	10.76	to	8.45
12/31/2020	1,430,753	4.42	to	16.55	6,160,846	-	0.55	to	2.70	22.89	to	20.31
12/31/2019	1,780,488	3.60	to	13.76	6,270,882	-	0.55	to	2.70	32.04	to	29.28
12/31/2018	2,301,777	2.72	to	10.64	6,145,225	-	0.55	to	2.70	(7.59)	to	(9.54)
12/31/2017	3,363,491	2.95	to	11.76	9,772,797	-	0.55	to	2.70	21.72	to	19.18

TA TS&W International Equity Initial Class
12/31/2021	210,498	2.60	to	13.32	773,588	1.82	0.55	to	2.70	12.79	to	10.43
12/31/2020	254,616	2.31	to	12.06	781,157	3.06	0.55	to	2.70	5.96	to	3.74
12/31/2019	275,359	2.18	to	11.63	822,843	1.43	0.55	to	2.70	20.40	to	17.88
12/31/2018	273,353	1.81	to	9.86	688,220	2.36	0.55	to	2.70	(15.99)	to	(17.76)
12/31/2017	327,898	2.15	to	11.99	932,181	2.18	0.55	to	2.70	22.24	to	19.69

TA WMC US Growth Initial Class
12/31/2021	1,752,579	6.53	to	25.84	11,036,591	0.08	0.55	to	2.70	20.01	to	17.49
12/31/2020	2,306,411	5.44	to	21.99	12,160,465	0.11	0.55	to	2.70	36.55	to	33.69
12/31/2019	2,830,968	3.98	to	16.45	10,965,506	0.13	0.55	to	2.70	39.28	to	36.36
12/31/2018	3,298,370	2.86	to	12.06	9,171,891	0.33	0.55	to	2.70	(0.34)	to	(2.44)
12/31/2017	1,563,658	2.87	to	12.37	4,267,304	0.44	0.55	to	2.70	28.49	to	25.81

34

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Vanguard® Equity Index
12/31/2021	11,412,047	$5.42	to	$20.05	$62,575,597	1.30%	0.55%	to	2.70%	27.85%	to	25.17%
12/31/2020	13,703,852	4.24	to	16.02	58,813,517	1.71	0.55	to	2.70	17.55	to	15.09
12/31/2019	15,625,042	3.61	to	13.92	57,101,058	1.86	0.55	to	2.70	30.58	to	27.85
12/31/2018	18,164,546	2.76	to	10.88	50,889,051	1.73	0.55	to	2.70	(5.03)	to	(7.03)
12/31/2017	28,618,172	2.91	to	11.71	84,467,341	1.83	0.55	to	2.70	20.99	to	18.47

Vanguard® International
12/31/2021	6,831,636	2.81	to	22.33	18,982,511	0.28	0.55	to	2.70	(2.08)	to	(4.13)
12/31/2020	8,234,045	2.87	to	23.29	23,400,528	1.28	0.55	to	2.70	56.72	to	53.44
12/31/2019	11,103,858	1.83	to	15.18	20,151,806	1.32	0.55	to	2.70	30.50	to	27.77
12/31/2018	12,275,959	1.41	to	11.88	17,061,675	0.79	0.55	to	2.70	(13.09)	to	(14.93)
12/31/2017	20,402,961	1.62	to	13.96	32,758,940	1.11	0.55	to	2.70	41.90	to	38.94

Vanguard® Mid-Cap Index
12/31/2021	2,976,111	6.00	to	17.91	18,297,053	1.17	0.55	to	2.70	23.68	to	21.09
12/31/2020	3,838,302	4.85	to	14.79	19,161,323	1.52	0.55	to	2.70	17.43	to	14.97
12/31/2019	4,551,504	4.13	to	12.86	19,412,231	1.60	0.55	to	2.70	30.16	to	27.43
12/31/2018	5,488,273	3.17	to	10.10	17,946,992	1.25	0.55	to	2.70	(9.83)	to	(11.73)
12/31/2017	6,068,043	3.52	to	11.44	22,012,329	1.20	0.55	to	2.70	18.43	to	15.96

Vanguard® Real Estate Index
12/31/2021	3,423,345	5.12	to	15.22	19,250,096	2.10	0.55	to	2.70	39.44	to	36.52
12/31/2020	4,088,320	3.67	to	11.15	16,589,637	2.60	0.55	to	2.70	(5.37)	to	(7.36)
12/31/2019	4,365,138	3.88	to	12.03	18,741,090	2.83	0.55	to	2.70	28.10	to	25.42
12/31/2018	5,311,971	3.03	to	9.59	17,850,486	3.19	0.55	to	2.70	(5.87)	to	(7.86)
12/31/2017	6,745,716	3.22	to	10.41	24,142,494	2.54	0.55	to	2.70	4.21	to	2.03

Vanguard® Short-Term Investment Grade
12/31/2021	18,438,884	1.58	to	10.03	29,866,930	2.11	0.55	to	2.70	(1.00)	to	(3.07)
12/31/2020	22,081,051	1.60	to	10.35	36,290,982	2.70	0.55	to	2.70	4.92	to	2.72
12/31/2019	23,377,078	1.52	to	10.08	36,629,942	2.71	0.55	to	2.70	5.12	to	2.92
12/31/2018	25,745,017	1.45	to	9.79	38,368,440	1.92	0.55	to	2.70	0.48	to	(1.63)
12/31/2017	33,778,798	1.44	to	9.95	50,279,289	1.97	0.55	to	2.70	1.53	to	(0.59)

Vanguard® Total Bond Market Index
12/31/2021	22,869,040	1.82	to	10.45	42,814,906	2.16	0.55	to	2.70	(2.25)	to	(4.30)
12/31/2020	24,978,730	1.86	to	10.92	48,131,702	2.45	0.55	to	2.70	6.99	to	4.75
12/31/2019	25,737,985	1.74	to	10.42	46,486,867	3.23	0.55	to	2.70	8.08	to	5.82
12/31/2018	36,846,231	1.61	to	9.85	61,728,078	2.51	0.55	to	2.70	(0.68)	to	(2.77)
12/31/2017	44,441,880	1.62	to	10.13	74,953,603	2.30	0.55	to	2.70	2.92	to	0.77

Wanger International
12/31/2021	604,191	5.07	to	17.05	3,714,414	0.55	0.55	to	2.70	18.16	to	15.69
12/31/2020	689,936	4.29	to	14.74	3,594,934	2.05	0.55	to	2.70	13.74	to	11.36
12/31/2019	863,965	3.77	to	13.24	3,875,790	0.78	0.55	to	2.70	29.28	to	26.58
12/31/2018	976,286	2.92	to	10.46	3,404,664	2.00	0.55	to	2.70	(18.15)	to	(19.88)
12/31/2017	1,217,140	3.57	to	13.05	5,101,671	1.19	0.55	to	2.70	32.19	to	29.43

Wanger USA
12/31/2021	526,134	5.42	to	18.05	4,204,764	0.72	0.55	to	2.70	8.30	to	6.04
12/31/2020	625,592	5.00	to	17.03	4,417,988	-	0.55	to	2.70	23.55	to	20.96
12/31/2019	715,788	4.05	to	14.08	4,215,210	0.26	0.55	to	2.70	30.38	to	27.66
12/31/2018	804,223	3.11	to	11.03	3,693,540	0.09	0.55	to	2.70	(2.00)	to	(4.07)
12/31/2017	1,108,658	3.17	to	11.49	4,854,495	-	0.55	to	2.70	18.93	to	16.45

(1)	See Footnote 1

35

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

36

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2021

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. An annual charge ranging from 0.40% to 2.55% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

37

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2021

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

38